As filed with the Securities and Exchange Commission on April 30, 2003

                                     Registration No. 2-78931
                                            File No. 811-3551

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |__|
                                                                  --
      Pre-Effective Amendment No. _______                        |__|

      Post-Effective Amendment No.   41                          | X |
                                   -------
                                                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |__|
                                                                  --
      Amendment No. 41
                   -----                                         | X |

                        (Check appropriate box or boxes)

                              VONTOBEL FUNDS, INC.
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            1500 Forest Avenue, Suite 223, Richmond, Virginia 23229
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                 (800)-527-9500
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)


                           Steven M. Felsenstein, Esq.
                           Greenberg Traurig, LLP2001
                                  Market Street
                            2700 Two Commerce Square
                             Philadelphia, PA 19103
                  -------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

      --
      |__|  immediately upon filing pursuant to paragraph (b)
      --
      |X_|  on May 1, 2003 pursuant to paragraph (b)
      --
      |__|  60 days after filing pursuant to paragraph (a)(1)
      --
      |__|  on (date) pursuant to paragraph (a)(1)
      --
      |__|  75 days after filing pursuant to paragraph (a)(2)
      --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Common Stock

                             GREENBERG TRAURIG, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103
                              Phone: (215) 988-7800
                               Fax: (215) 988-7801


                                                    Terrance James Reilly, Esq.
                                                   Direct Dial:  (215) 988-7815

                                 April 30, 2003


VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

      Re:  Vontobel Funds, Inc.
           SEC File Nos. 2-78931/811-3551

Ladies and Gentlemen:

     On behalf of Vontobel Funds, Inc. (the "Company"), attached herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 41 to the Company's Registration Statement on Form N-1A ("PEA No. 41"). PEA No. 41 is being filed to: (i) update financial information; (ii) incorporate by reference the audited financial information for the Company for its most recent fiscal year ended December 31, 2002; (iii) make certain other non-material changes; and
(iv) add appropriate exhibits and consents. PEA No. 41 does not contain any disclosures that would render it ineligible to become effective immediately pursuant to paragraph (b) of Rule 485 under the 1933 Act.


                                Very truly yours,



                               /s/ Terrance James Reilly
                              Terrance James Reilly

cc:   Steven M. Felsenstein
      John Pasco, III

                               TABLE OF CONTENTS

                                                                            PAGE

Risk/Return Summary                                                           1
Fees and Expenses                                                             8
Objectives and Strategies                                                    11
Risks                                                                        15
Management                                                                   17
Shareholder Information                                                      18
Distribution and Taxes                                                       23
Financial Highlights                                                         27

---------------------------------------

You'll find more information about the Funds in the following documents:

The Funds' annual and semi-annual reports will contain more information about the Funds and a discussion of the market conditions and investment strategies that had a significant effect on the Funds' performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Company's SAI dated May 1, 2003 which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the SAI by writing to Vontobel Funds, Inc., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800) 527-9500 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.
811-3551 and 2-78931)



[graphics omitted]


Prospectus









Vontobel U.S. Value Fund
Vontobel International Equity Fund
Vontobel Eastern European Equity Fund


Series of Vontobel Funds, Inc.
           (the "Company")
A "Series"  Investment  Company







                                   Prospectus
                                      Dated
                                   May 1, 2003








As With All Mutual Funds, The U.S. Securities and Exchange Commission Has Not Approved Or Disapproved These Securities Or Passed Upon The Accuracy Or Completeness Of This Prospectus. It Is A Criminal Offense To Suggest Otherwise.

                              RISK/RETURN SUMMARY
-------------------------------------------------------------------------------

Vontobel U.S. Value Fund

Investment Objective -- Long-term capital appreciation.

Principal Investment Strategies -- The Vontobel U.S. Value Fund (the "Value Fund") will seek to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities. Under normal market conditions, the Value Fund will invest at least 65% of its net assets in equity securities of companies that are traded on U.S. exchanges. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. The Value Fund may also invest in debt securities and cash equivalents, such as overnight repurchase agreements, and short-term U.S. Government securities. Debt securities include obligations of governments, instrumentalities and corporations. Short-term instruments are generally used to protect the Fund against movements in interest rates and to provide the Value Fund with liquidity.

Principal Risks -- The principal risk of investing in the Value Fund is that the value of its investments are subject to market, economic and business risk that may cause the Value Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Value Fund could decline and you could lose money. There is no assurance that the investment adviser will achieve the Value Fund's objective.

The Value Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Value Fund may invest a larger portion of its assets in a small number of securities. This may cause the market action of the Value Fund's larger portfolio positions to have a greater impact on the Value Fund's NAV, which could result in increased volatility.

An investment in the Value Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile -- You may want to invest in the Value Fund if you are seeking long-term capital appreciation and are willing to accept share prices that may fluctuate, sometimes significantly, over the short-term. The Value Fund will not be appropriate if you are seeking current income or are seeking safety of principal.

Performance Information -- The bar chart and table show how the Value Fund has performed in the past and gives some indication of the risks of investing in the Value Fund. Both assume that all dividends and distributions are reinvested in the Value Fund. Returns shown are for Class A Shares of the Value Fund. As of the date of this prospectus, the Class C Shares of the Value Fund have not yet completed one calendar year of operations. Class C Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart shows how the performance of the Class A Shares of the Value Fund has varied from year to year. The bar chart figures don't include any sales charges that an investor will pay when they buy or sell Class A Shares of the Value Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Class A Shares of the Value Fund for the periods ended December 31, 2002 to the Standard and Poor's 500 Index (the "S&P 500 Index"). Keep in mind that past performance (before and after taxes) may not indicate how well the Value Fund will perform in the future.

[bar chart goes here]

Value Fund (Class A Shares) Total Return*

Year       Total Return

1993        6.00%
1994        0.02%
1995       40.36%
1996       21.28%
1997       34.31%
1998       14.70%
1999      (14.07%)
2000       35.18%
2001        3.06%
2002       (2.20%)

Best Quarter:  4th Quarter 2000, up 20.26%
World Quarter:  3rd Quarter 1999, down 15.28%

[end bar chart]

The total return for the Value Fund's Class A Shares for the three months ended March 31, 2003, was (5.47%).




                                              Average Annual Total Returns
                                       (for the period ending December 31, 2002)

                                        One Year  Five Years     Ten Years

Value Fund - Class A Shares

Before Taxes(1)                         (7.82%)    4.83%        11.96%
After Taxes on Distributions(1)(2)      (9.29%)    3.64%         9.25%
After Taxes on Distributions
   and Sale of Fund Shares(1)(2)        (4.79%)    3.36%         8.61%
Class C Shares(3)                       (4.15%)    6.08%        12.63%
--------------------------

S&P  500 Index(4)                      (22.10%)   (0.59%)        9.34%

(1) Prior to September 9, 2002, no sales charges were imposed on Class A Shares. These returns represent the performance of the Class A Shares but they have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Class A Shares.
(2) After-tax returns presented are for Class A Shares only. After-tax returns for Class C Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3) These returns represent the performance of the Class A Shares but they have been restated to reflect the fact that Class C Shares are sold without a front-end sales charge and to include the effect of the 2.00% deferred sales charge payable on redemptions of Class C Shares if redeemed within two years of purchase. Class C Shares are also subject to distribution and service fees at an annual rate of 1.00% of the Value Fund's Class C Share assets. Had the performance of the Class A Shares of the Value Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.
(4) The S&P 500 Index is a widely recognized, unmanaged index of 500 stocks of a representative sampling of leading U.S. companies based on market size, liquidity and industry group representation. Returns include dividends and distributions. The comparative index is not adjusted to reflect deductions for fees, expenses or taxes that the U.S. Securities and Exchange Commission (the "SEC") requires to be reflected in the Value Fund's performance.

Vontobel International Equity Fund

Investment Objective -- Capital appreciation.

Principal Investment Strategies -- The Vontobel International Equity Fund (the "International Equity Fund") will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. Under normal market conditions the International Equity Fund will invest at least 80% of its net assets in equity securities of issuers that are located outside of the U.S., or which derive a significant portion of their business or profits outside of the U.S. The International Equity Fund intends to diversify its investments broadly among countries and normally to have represented in the portfolio business activities of not less than three different countries. The International Equity Fund will primarily hold securities listed on a security exchange or quoted on an established over-the-the counter market.

Principal Risks -- The principal risk of investing in the International Equity Fund is that the value of its investments are subject to market, economic and business risks that may cause the International Equity Fund's NAV to fluctuate over time. Therefore, the value of your investment in the International Equity Fund could decline and you could lose money. There is no assurance that the investment adviser will achieve the International Equity Fund's objective.

The International Equity Fund will invest in foreign countries. These investments may involve financial, economic or political risks not ordinarily associated with U.S. securities. The International Equity Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, less rigorous regulatory standards, less liquidity in markets and more volatility in prices than U.S. securities, higher taxes, and adverse social or political developments.

The International Equity Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

An investment in the International Equity Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile -- You may want to invest in the International Equity Fund if you are seeking capital appreciation and wish to diversify your existing investments. The International Equity Fund may be particularly suitable for you if you wish to take advantage of opportunities in the securities markets of foreign countries. You should not invest in the International Equity Fund if you are not willing to accept the risks associated with investing in foreign countries, if you are seeking current income or are seeking safety of principal.

Performance Information -- The bar chart and table show how the International Equity Fund has performed in the past and gives some indication of the risks of investing in the International Equity Fund. Both assume that all dividends and distributions are reinvested in the International Equity Fund. The returns shown below are for Class A Shares of the International Equity Fund. As of the date of this prospectus, the International Equity Fund has not offered Class C Shares. Class C Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart shows how the performance of the Class A Shares of the International Equity Fund has varied from year to year. The bar chart figures don't include any sales charges that an investor will pay when they buy or sell Class A Shares of the International Equity Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Class A Shares of the International Equity Fund for the periods ended December 31, 2002 to the Morgan Stanley Capital International's Europe, Australasia and Far East Index ("MSCI EAFE Index"). Keep in mind that past performance (before and after taxes) may not indicate how well the International Equity Fund will perform in the future.

[bar chart goes here]

International Equity Fund (Class A Shares)

Year       Total Return

1993       40.80%
1994       (5.28%)
1995       10.91%
1996       16.98%
1997        9.19%
1998       16.77%
1999       46.52%
2000      (18.70%)
2001      (29.17%)
2002  ( 7.92%)


Best Quarter:  4th Quarter 1999, up 34.02%
Worst Quarter:  1st Quarter 2001, down 18.82%

[end bar chart]

The total return for the International Equity Fund's Class A Shares for the three months ended March 31, 2003 was (6.66%).


                                           Average Annual Total Returns
                                   (for the period ending December 31, 2002)

                                       One Year        Five Years      Ten Years

International Equity Fund -
     Class A Shares

Before Taxes(1)                         (13.21%)        (3.07%)         5.06%
After Taxes on Distributions(1)(2)      (13.21%)        (4.35%)         3.53%
After Taxes on Distributions
   and Sale of Fund Shares(1)(2)        ( 8.11%)        (2.12%)         4.05%
Class C Shares(3)                       ( 9.76%)        (1.92%)         5.69%
-------------------
MSCI EAFE Index(4)                      (22.71%)        (4.53%)         3.12%

(1) Prior to September 9, 2002, no sales charges were imposed on Class A Shares. These returns represent the performance of the Class A Shares but they have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Class A Shares.
(2) After-tax returns presented are for Class A Shares only. After-tax returns for Class C Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3) These returns represent the performance of the Class A Shares but have been restated to reflect the fact that Class C Shares are sold without a front-end sales charge and to include the effect of the 2.00% deferred sales charge payable on redemptions of Class C Shares redeemed within two years of purchase. Class C Shares are also subject to distribution and service fees at an annual rate of 1.00% of the International Equity Fund's Class C Share assets. Had the performance of the Class A Shares of the International Equity Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.
 (4) The MSCI EAFE Index is an unmanaged index of more than 1,100 common stock securities issued by foreign companies. Returns include dividends and distributions and are expressed in U.S. dollars. The comparative index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the International Equity Fund's performance.

Vontobel Eastern European Equity Fund

Investment Objective -- Capital appreciation.

Principal Investment Strategies -- The Vontobel Eastern European Equity Fund (the "Eastern European Equity Fund") will seek to achieve its objective by investing in equity securities, such as common stocks and securities that are convertible into common stock. Under normal market conditions, the Eastern European Equity Fund will invest at least 80% of its assets in equity securities of companies located in eastern Europe or which conduct a significant portion of their business in countries which are generally considered to comprise eastern Europe. The Eastern European Equity Fund normally will have represented in the portfolio business activities of not less than three different countries.

Principal Risks -- The Eastern European Equity Fund's investments are subject to market, economic and business risks. These risks may cause the Eastern European Equity Fund's NAV to fluctuate over time. Therefore, the value of your investment in the Eastern European Equity Fund could decline and you could lose money. Also, there is no assurance that the investment adviser will achieve the Eastern European Equity Fund's objective.

The Eastern European Equity Fund will invest in foreign countries. These investments may involve financial, economic or political risks that are not ordinarily associated with U.S. securities. Hence, the Eastern European Equity Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Eastern European Equity Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

An investment in the Eastern European Equity Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile -- You may wish to invest in the Eastern European Equity Fund if you are seeking capital appreciation, wish to diversify your current equity holdings and wish to take advantage of opportunities in the newly reorganized markets of eastern Europe. You should not invest in the Eastern European Equity Fund if you are not willing to accept the risk associated with investing in foreign and developing markets or if you are seeking current income.

Performance Information -- The bar chart and table show how the Eastern European Equity Fund has performed in the past and gives some indication of the risks of investing in the Eastern European Equity Fund. Both assume that all dividends and distributions are reinvested in the Eastern European Equity Fund. Returns shown below are for Class A Shares of the Eastern European Equity Fund. As of the date of this prospectus, the Eastern European Equity Fund has not offered Class C Shares. Class C Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart shows how the performance of the Class A Shares of the Eastern European Equity Fund has varied from year to year. The bar chart figures don't include any sales charges that an investor will pay when they buy or sell Class A Shares of the Eastern European Equity Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Class A Shares of the Eastern European Equity Fund for the periods ended December 31, 2002 to the Nomura Research Institute's Central and Eastern European Equity Index (the "Nomura Composite-11 Index"). Keep in mind that the past performance (before and after taxes) may not indicate how well the Eastern European Equity Fund will perform in the future.

[bar chart goes here]

Eastern  European Equity Fund (Class A Shares) *

Year          Total Return

1997             8.74%
1998           (46.62%)
1999            14.50%
2000           (17.49%)
2001            (7.41%)
2002            20.51%


Best Quarter:  4th Quarter 1999, up 31.64%
Worst Quarter: 3rd Quarter 1998, down 40.48%

[end bar chart]

The total return for the Eastern European Equity Fund's Class A Shares for the three months ended March 31, 2003 was (1.40%).


                                           Average Annual Total Returns
                                      (for the period ending December 31, 2002)



                                                             Since Inception
                                        One Year Five Years  (February 15, 1996)

Eastern European Equity Fund -
     Class A Shares

Before Taxes(1)                         13.58%   (11.92%)   (2.19%)
After Taxes on Distributions(1)(2)      13.58%   (11.92%)   (2.48%)
After Taxes on Distributions
   and Sale of Fund Shares(1)(2)         8.34%   ( 8.99%)   (4.97%)
Class C Shares (3)                      18.10%   (10.87%)   (1.35%)
---------------------------

Nomura Composite-11 Index(4)            23.86%    (1.27%)      n.a.

(1) Prior to September 9, 2002, no sales charges were imposed on Class A Shares. These returns represent the performance of the Class A Shares but they have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Class A Shares.
(2) After-tax returns presented are for Class A Shares only. After-tax returns for Class C Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3) These returns represent the performance of the Class A Shares but they have been restated to reflect the fact that Class C Shares are sold without a front-end sales charge and to include the effect of the 2.00% deferred sales charge payable on redemptions of Class C Shares redeemed within two years of purchase. Class C Shares are also subject to distribution and service fees at an annual rate of 1.00% of the Eastern European Equity Fund's Class C Share assets. Had the performance of the Class A Shares of the Eastern European Equity Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.
(4) The Nomura Composite-11 Index is an unmanaged index of equity securities traded on securities exchanges or established over-the-counter markets in Poland, the Czech Republic, Hungary, Slovakia, Croatia, Romania, Slovenia, Estonia, Latvia, Lithuania and Russia. Returns do not include dividends and distributions and are expressed in U.S. dollars. The comparative index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Eastern European Equity Fund's performance.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Funds. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the average daily net assets.

Value Fund

Shareholder Transaction Fees (fees paid directly from your investment)

                                                            Class A     Class C

Maximum Sales Charge (Load) Imposed on Purchases(1)         5.75%       None
Maximum Deferred Sales Charge (Load)                        2.00%(2)    2.00%(3)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Distributions                              None       None
Redemption Fees(4)                                          None       None
Exchange Fees(5)                                            None       None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

                                                            Class A     Class C

Management Fee                                              0.98%       0.98%
Distribution (12b-1) and Service Fees (6)                   None        1.00%
Other Expenses                                              0.76%       0.76%
                                                            -----       -----
Total Annual Fund Operating Expenses                        1.74%       2.74%
                                                            =====       =====


International Equity Fund

Shareholder Transaction Fees (fees paid directly from your investment)

                                                            Class A     Class C

Maximum Sales Charge (Load) Imposed on Purchases (1)        5.75%       None
Maximum Deferred Sales Charge (Load)                        2.00(2)     2.00%(3)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Distributions                              None        None
Redemption Fees(4)                                          None        None
Exchange Fees(5)                                            None        None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

                                                            Class A     Class C

Management Fee                                              1.00%       1.00%
Distribution (12b-1) and Service Fees (6)                   None        1.00%
Other Expenses                                              1.44%       1.44%
                                                            -----       -----
Total Annual Fund Operating Expenses                        2.44%       3.44%
                                                            =====       =====

Eastern European Equity Fund

Shareholder Transaction Fees (fees paid directly from your investment)

                                                            Class A     Class C

Maximum Sales Charge (Load) Imposed on Purchases(1)         5.75%       None
Maximum Deferred Sales Charge (Load)                        2.00(2)     2.00%(3)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Distributions                              None        None
Redemption Fees(4)                                          None        None
Exchange Fees(5)                                            None        None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

                                                            Class A     Class C

Management Fee                                              1.25%       1.25%
Distribution (12b-1) and Service Fees (6)                   None        1.00%
Other Expenses                                              1.98%       1.98%
                                                            -----       -----
Total Annual Fund Operating Expenses                        3.23%       4.23%
                                                            =====       =====

(1) As a percentage of offering price. Reduced rates apply to purchases of Class A Shares over $50,000, and the sales charge is waived for certain classes of investors.
(2) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within 360 days of purchase.
(3) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within 2 years of purchase. The charge is a percentage of the net asset value at the time of purchase.
(4) A shareholder electing to redeem shares by telephone will be charged $10 for each such redemption request.
(5) A shareholder may be charged a $10 fee for each telephone exchange. (6) The Company has approved separate Plans of Distribution for each Fund's Class C Shares pursuant to Rule 12b-1 of the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Funds. Class C Shares pay a maximum distribution and service fee of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees payable under each Fund's Class C Rule 12b-1 Plan and 0.25% represents shareholder servicing fees. The higher 12b-1 fees borne by Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in each of the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund, you pay he maximum initial sales charge and any applicable deferred sales charge, you reinvest all dividends and distributions in additional shares of a Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and each Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

                        1 Year          3 Years         5 Years         10 Years
                        ------          -------         -------         --------

Value Fund

   Class A Shares(1)    $742            $1,091          $1,464          $2,509
   Class C Shares        477               850           1,450           3,070

International Equity Fund

   Class A Shares(1)     808            1,292           1,801           3,192
   Class C Shares        547            1,056           1,788           3,721

Eastern European Equity Fund

   Class A Shares(1)     882            1,513           2,166           3,903
   Class C Shares        625            1,284           2,156           4,396

(1) With respect to each Fund's Class A Shares, the above examples assume the payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

                            OBJECTIVES AND STRATEGIES

Value Fund

The Value Fund's investment objective is long-term capital appreciation. The Value Fund will seek to achieve its objective by investing in a non-diversified portfolio consisting primarily of equity Securities. Equity securities consist of common stocks and securities that are convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock.

Under normal market conditions, the Fund will invest at least 65% of its net assets in equity securities of companies that are traded on U.S. exchanges. The Value Fund also invests in debt securities and cash equivalents, such as overnight repurchase agreements and short-term U.S. Government securities. Debt securities include obligations of governments, instrumentalities and corporations. The investment adviser uses the S&P 500 Index as the benchmark for the broad market against which the performance of the Value Fund is measured.

Vontobel Asset Management, Inc. (the "Adviser"), the investment adviser for each of the Funds, employs a bottom-up approach to stockpicking. (A bottom-up approach means that securities are selected company by company rather than by identifying a suitable industry or market sector for investments and then investing in companies in that industry or market sector.) This bottom-up approach emphasizes qualitative criteria in evaluating a company's potential as a prospective investment opportunity. Although the Value Fund's return will be compared to that provided by the broad market, the Adviser seeks to achieve attractive absolute returns over the "risk-free" rate, defined as the rate of return available on 10-year U.S. Government securities. The Adviser's utilization of an "absolute" rather than a "relative" valuation yardstick is designed to achieve not only a satisfactory return over the risk-free rate but at the same time ensure safety of principal. The Adviser considers the riskiness of an investment to be a function of the company's business rather than the volatility of its stock price. Therefore, the Adviser seeks to identify companies whose businesses are predictable or that exhibit elements of a franchise. Ideally, such companies must have a history of competitive returns on invested capital, reliable growth in earnings and free cash flow, low debt and effective management.

As noted above, the Adviser seeks to achieve its investment objective by investing principally in equity securities, such as common stocks or securities that are convertible into common stock. Nonetheless, the Adviser may construct, and in fact has at times constructed, a portfolio in which cash and cash equivalents (including, but not limited to, overnight repurchase agreements and short-term U.S. Government securities), and/or fixed-income instruments, comprise a significant portion of the Value Fund's total assets. The Adviser views its "cash position" as a residual investment that is a measure of the ability of its investment personnel to identify enough stocks and convertible securities that meet their rigorous investment criteria.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (2) if the sector or stock appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to our shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

International Equity Fund

The International Equity Fund's investment objective is capital appreciation. The International Equity Fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of equity securities. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of issuers that are located outside of the U.S., or which derive a significant portion of their business or profits outside of the U.S. The International Equity Fund will invest most of its assets in equity securities of countries which are generally considered to have developed markets, such as the United Kingdom, the eleven euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), Switzerland, Norway, Japan, Hong Kong, Australia, and Singapore. The Adviser will decide when and how much to invest in each of these markets. Investments may also be made in equity securities issued by companies in "developing countries" or "emerging markets," such as Taiwan, Malaysia, Indonesia, and Brazil, which are included in Morgan Stanley Capital International's Emerging Markets Free Index ("EMF").

The International Equity Fund typically invests in the securities of medium to large capitalization companies, but is not limited to investing in the securities of companies of any size. The Adviser employs a bottom-up stock and business analysis to identify high-quality growth companies. Typically, these companies tend to be well managed with the following attributes:

o Consistent operating histories and financial performance
o Favorable long-term economic prospects
o Free cash flow generation
o Competent management that can be counted on to use cash flow wisely, and channel the reward from the business back to its shareholders

The Adviser's goal is to construct a portfolio of high quality growth companies in the developed markets of various foreign countries. With approximately 70-90 stocks, the Fund seeks to be well diversified and will normally have represented in the portfolio business activities of not less than three different countries. The International Equity Fund generally holds its core positions for at least two years.

The International Equity Fund may select its investments from companies which are listed on a securities exchange or from companies whose securities have an established over-the-counter market, and may make limited investments in "thinly traded" securities.

The securities the International Equity Fund purchases may not always be purchased on the principal market. For example, Depositary Receipts may be purchased if trading conditions make them more attractive than the underlying security (see Depositary Receipts).

In addition to common stocks and securities that are convertible into common stocks, the International Equity Fund may invest in shares of closed-end investment companies. These investment companies invest in securities that are consistent with the International Equity Fund's objective and strategies. By investing in other investment companies, the International Equity Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the International Equity Fund to purchase or sell these shares.

The International Equity Fund has the authority to enter into forward contracts to purchase or sell foreign currencies, purchase and write covered call options on foreign currencies and enter into contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures").

In determining which portfolio securities to sell, the Adviser considers the following: (1) the price target has been met; (2) there has been an overvaluation of the company by the stock market; (3) there is a clear deterioration of future earnings power; (4) there is a loss of long-term competitive advantage; (5) there is detrimental merger/acquisition related activity; (6) a better investment opportunity is identified; (7) a violation of portfolio construction parameters has taken place; (8) to sell loss positions in order to reduce taxable gains to our shareholders reflected in earlier sales of positions with gains; and (9) to raise funds to cover redemptions.

Eastern European Equity Fund

The Eastern European Equity Fund's investment objective is capital appreciation. The Eastern European Equity Fund will seek to achieve its objective by investing in equity securities, such as common stocks and securities that are convertible into common stock. Under normal market conditions, the Eastern European Equity Fund will invest at least 80% of its net assets in equity securities of companies that are located in or conduct a significant portion of their business in countries which are generally considered to comprise Eastern Europe. This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon 60 days' prior notice. The Adviser's investment universe consists of companies that are located in, or listed on the exchanges of Central and Eastern European countries, as well as companies that derive at least two-thirds of their sales from such countries. Not all of these countries have a functioning stock exchange and others still have an illiquid securities market; consequently, the Adviser concentrates on the markets of Hungary, Poland, Slovenia, the Czech Republic, Slovakia, Russia, Croatia and the Baltic states (Estonia, Latvia and Lithuania). The Adviser can invest in local shares in Poland, Hungary, the Czech Republic, Slovakia, the Baltic States, Croatia, Romania and Slovenia. Elsewhere, due to the lack of local sub-custodians or liquidity, the Adviser currently invests only through depository receipts such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). (Collectively, "Depositary Receipts".)

Trading volume of the stock exchanges of these markets may be substantially lower than that in developed markets and the purchase and sale of portfolio securities may not always be made at an advantageous price. The Adviser generally will decide when and how much to invest in these developing markets based upon its assessment of their continuing development. As stock markets in the region develop and more investment opportunities emerge, the Eastern European Equity Fund will broaden its portfolio to include securities of companies located in or which conduct a significant portion of their business in countries in this region.

The portfolio of the Eastern European Equity Fund will be diversified. The selection of the securities in which the Eastern European Equity Fund will invest will not be limited to companies of any particular size, or to securities traded in any particular marketplace, and will be based only upon the expected contribution such security will make to its investment objective. Currently, the Adviser considers only about 250 stocks as suitable for investment, based upon their market capitalization and liquidity. The Adviser expects this number to increase dramatically in the years to come. Together, these 250 stocks represent a market capitalization of approximately 75 billion U.S. dollars.

The Eastern European Equity Fund also invests in shares of closed-end investment companies. These investment companies invest in securities that are consistent with the Eastern European Equity Fund's objective and strategies. By investing in other investment companies, the Eastern European Equity Fund indirectly pays a portion of the expenses and brokerage costs of these companies in addition to its own expenses. Also, federal laws impose limits on such investments, which may affect the ability of the Eastern European Equity Fund to purchase or sell these shares. The Eastern European Equity Fund does not actively manage currency risk.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (2) if the sector or stock appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to our shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

                                      RISKS

Stock Market Risk -- Each Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Funds may increase or decrease. The Funds' investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Funds may not perform as anticipated.

Diversification -- The Value Fund is non-diversified under the 1940 Act. However, because it intends to qualify as a "regulated investment company" for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Value Fund must meet certain diversification requirements. These include the requirement that at the end of each tax year quarter, at least 50% of the market value of its total assets must be invested in cash, cash equivalents, U.S. government securities and securities of issuers (including foreign governments), in which it has invested not more than 5% of its assets. A regulated investment company is also limited in its purchases of voting securities of any issuer and may invest no more than 25% of the value of its total assets in securities (other than U.S. government securities) of any one issuer or of two or more issuers that the Value Fund controls and are engaged in the same, similar or related trades or businesses.

Geographic Risk -- Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. A Fund is subject to greater risks of adverse events which occur in the region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions, even in countries in which a Fund is not invested, may adversely affect security values and thus, a Fund's holdings.

Foreign Investing -- The International Equity and Eastern European Equity Funds' investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Emerging and Developing Markets -- The International Equity and Eastern European Equity Funds' investments in emerging and developing countries involve those same risks that are associated with foreign investing in general (see above). In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts -- In addition to the risk of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

European Currency -- Many European countries have adopted a single European currency, the Euro. On January 1, 1999, the Euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. On January 1, 2002, many national currencies were replaced by Euro coins and bank notes. This change is likely to significantly impact the European capital markets in which the International Equity and Eastern European Equity Funds may invest and may result in additional risks. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the International Equity and Eastern European Equity Funds' net asset value per share.

Temporary Defensive Position -- When the Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, each of the Funds may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements (for the risks involved in repurchase agreements see the Statement of Additional Information (the "SAI")). For temporary defensive purposes, the International Equity and Eastern European Equity Funds may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When a Fund is in a temporary defensive position, it is not pursuing its stated investment objective. The Adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such alternative strategies will be utilized.

                                   MANAGEMENT

The Company -- Vontobel Funds, Inc. was organized under the laws of the State of Maryland on October 28, 1983. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained the Adviser to manage all aspects of the investments of each Fund.

Investment Adviser -- Vontobel Asset Management, Inc., located at 450 Park Avenue, New York, New York 10022, manages the investments of each Fund pursuant to separate Investment Advisory Agreements (each, an "Advisory Agreement"). The Adviser is a wholly owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. As of December 31, 2002, the Adviser managed in excess of $1.3 billion. The Adviser also acts as the adviser to three series of a Luxembourg fund organized by an affiliate of the Adviser. That fund does not accept investments from the U.S. The Adviser has provided investment advisory services to mutual fund clients since 1990.

Under each Advisory Agreement, the Adviser, subject to the general supervision of the Board of Directors, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

The investment advisory fees paid to the Adviser by the Funds during the fiscal year ended December 31, 2002 are set forth below.

---------------------------------------------------------------------
Fund                            Management  Fee As A
                                Percentage  of  Average
                                Net Assets
---------------------------------------------------------------------
---------------------------------------------------------------------
Value Fund                      0.98%
---------------------------------------------------------------------
---------------------------------------------------------------------
International Equity Fund      1.00%
---------------------------------------------------------------------
---------------------------------------------------------------------
Eastern European Equity Fund   1.25%
---------------------------------------------------------------------

-------------------------------------------------------------------------------
Portfolio Managers -- Mr. Edwin Walczak is a Senior Vice President of the Adviser. Mr. Walczak joined the Adviser in 1988 and has been the President and portfolio manager of the Value Fund since its inception in March, 1990.

Mr. Rajiv Jain is a First Vice President of the Adviser. Mr. Jain joined the Adviser in November, 1994 and has been the President and portfolio manager of the International Equity Fund since February, 2002.

Mr. Gunter Faschang, who is a Vice President of the Adviser, is the portfolio manager of the Eastern European Equity Fund. Mr. Faschang began his career in September 1995 as a registered trader on the floor of the Frankfurt Stock Exchange with Sputz AG and Exco-Bierbaum. In March 1997 he joined Investmentbank Austria, Vienna, as a Central European equity strategist. In January 1998 Mr. Faschang moved to Erste Bank, Vienna, as a Central European equity strategist and sector analyst for Russian oil stocks, with responsibility for organizing the Erste group's Central European research effort. In March 2000 he was appointed manager of Erste-Sparinvest's Danubia Fund. Mr. Faschang recently joined Vontobel Asset Management AG as head of Eastern European equity management and research, and was at the same time appointed a Vice President of the Adviser.

                             SHAREHOLDER INFORMATION

Each Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Funds are informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of each Fund's investments and other assets attributable each Fund's Class A Shares or Class C Shares, subtracting any liabilities attributable to each Fund's Class A Shares or Class C Shares, and then dividing by the total number of shares of each class outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Funds, the NAV of various classes of the Funds may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of each Fund's Class A Shares is equal to the net asset value plus the applicable sales load, if any. The public offering price of each Fund's Class C Shares is equal to the net asset value. Shares held by you are sold or exchanged at the net asset value per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in he over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Funds. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

                                PURCHASING SHARES

Share Class Alternatives -- The Fund currently offers investors two different classes of shares, Class A Shares and Class C Shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives. For additional details about share class alternatives see "Distribution Arrangements".

Share Transactions -- You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the distributor to sell shares of the Funds, by contacting the Funds at (800) 527-9500 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Funds' transfer and dividend disbursing agent, at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Funds' shares, depending on your arrangement with the broker.

Minimum Investments -- The minimum initial investment for each Fund is $2,500. Subsequent investments, for each Fund, must be in amounts of $50 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time.

By Mail -- For initial purchases, the account application form, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, together with your check payable to the applicable Fund. When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Investing by Wire -- You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at (800) 527-9500 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application form promptly to the Transfer Agent. This account application is required to complete the Funds' records. You will not have access to your shares until the Funds' records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

                                REDEEMING SHARES

You may redeem your shares at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all the information and documents necessary for your request to be considered in proper order. You will be notified promptly by the Transfer Agent if your redemption request is not in proper order.

The Funds' procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge. Payment will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Funds may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated. If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Funds in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check which may take up to 14 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application to permit the Funds to verify the identity of the person redeeming the shares, and to eliminate the need for backup withholding.

Redemption by Mail -- To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds to be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption by Telephone -- You may redeem your shares by telephone provided that you request this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice.

Redemption by Wire -- If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

Signature Guarantees -- To help to protect you and the Company from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration;
(2) all requests to transfer the registration of shares to another owner; and,
(3) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either:
(a) the written request for redemption; or (b) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (a) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(b) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (c) trust companies; (d) firms which are members of a domestic stock exchange; (e) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and (f) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229. The Transfer Agent cannot honor guarantees from notaries public, savings and loan associations, or savings banks.

Proper Form -- Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts -- Due to the relatively higher cost of maintaining small accounts, the Company may deduct $50 per year from your account or may redeem the shares in your account, if it has a value of less than $2,500. For Class A shareholders of each Fund who held their shares prior to May 24, 2000, the minimum account size is $1,000. The Company will advise you in writing sixty
(60) days prior to deducting the annual fee or closing your account, during which time you may purchase additional shares in any amount necessary to bring the account balance up to the required minimum. If you bring your account balance above the required minimum during this period, no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline.

Automatic Investment Plan -- Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges -- You may exchange all or a portion of your shares in each Fund for the shares of the same class of certain other funds having different investment objectives, provided that the shares of the Fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You won't pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you'll pay a deferred sales charge based on the date you bought the original shares you exchanged.

Modification or Termination -- Excessive trading can adversely impact fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How To Transfer Shares -- If you wish to transfer shares to another owner, send a written request to the Transfer Agent. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed; (4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports -- Each time you purchase, redeem or transfer shares of a Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions -- Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes -- In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any net capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares. Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax.

The one major exception to these tax principles is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 30% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Funds' distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. The following schedule governs the percentage to be received by the selling broker-dealer firm.

Class A Shares

Amount of Purchase           Sales Charge as a Percentage of    Dealer Discount
At the Public                       Offering  Net Amount        as Percentage of
Offering Price                      Price     Invested          Offering Price
--------------

Less than $50,000                   5.75%     6.10%             5.00%
$50,000 but less than $100,000      4.50%     4.71%             3.75%
$100,000 but less than $250,000     3.50%     3.63%             2.75%
$250,000 but less than $500,000     2.50%     2.56%             2.00%
$500,000 but less than $1,000,000   2.00%     2.04%             1.75%
$1,000,000 or more                  1.00%     1.01%             1.00%

Class C Shares

Class C Shares of each Fund are sold at the net asset value and are subject to a deferred sales charge of 2.00% if redeemed within two year of purchase. The deferred sales charge is a percentage of the net asset value at the time of purchase. In determining whether a deferred sales charge applies to a redemption it is assumed that the shares being redeemed first are any shares in the shareholder's account that are not subject to a deferred sales charge, followed by shares hold the longest in the shareholder's account.

Right of Accumulation -- After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention -- A reduced sales charge on shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Waiver of Front-End Sales Charges

No sales charge shall apply to:

(1) purchase of Class A Shares if you were a Fund's Class A shareholder prior to September 9, 2002;
(2) reinvestment of income dividends and capital gain distributions; (3) exchanges of one Fund's shares for those of another Fund; (4) purchases of Fund shares made by current or former directors, officers, or employees, or agents of the Company, the Adviser, Vontobel Fund Distributors, and by members of their immediate families, and employees (including immediate family members) of a broker-dealer distributing Fund shares;
(5) purchases of Fund shares by the Funds' distributor for their own investment account and for investment purposes only;
(6) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;
(7) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;
(8) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;
(9) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;
(10) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and
(11) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9500. All account information is subject to acceptance and verification by the Funds' distributor.

General -- The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Funds when, in the judgment of the Funds' management, such withdrawal is in the best interest of the Funds. An order to purchase shares is not binding on, and may be rejected by, the Funds until it has been confirmed in writing by the Funds and payment has been received. The Funds offer the ability to purchase shares through a Statement of Intention or a Right of Accumulation that may reduce sales charges on your purchases of Class A Shares. Review the SAI or call the Funds at (800) 527-9500 for further information.

Rule 12b-1 Fees -- The Board of Directors has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act for the Class C Shares of each Fund. Pursuant to the Rule 12b-1 Plans, each Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to the Funds' distributor. The fee paid to the Funds' distributor is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 1.00% for Class C Share expenses. Of this amount, 0.75% represents distribution 12b-1 fees payable under each Fund's Class C Rule 12b-1 Plan, and 0.25% represents shareholder service fees payable to institutions that have agreements with the Funds' distributor to provide those services. Because these fees are paid out of Class C Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Shareholder Communications -- The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds at (800) 527-9500.


                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the period of each Fund's operations or the period since each Fund began offering a particular class of shares. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in shares of a particular class of a Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Tait, Weller and Baker, independent auditors, whose unqualified report thereon, along with the Funds' financial statements, are included in the Funds' Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Funds is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Funds at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                                                      Class C
                                   Years ended December 31,           Period
                                                                      Ended
                           2002      2001     2000    1999    1998    12/31/02*

Per Share
Operating Performance
Net asset value,
  beginning of period      $19.86    $19.29   $14.27  $16.73  $16.51   $17.49
                           ------    ------   ------  ------  ------   ------
Income from
  investment operations
   Net investment
    income (loss)          (0.09)    (0.12)     0.02    0.07    0.22    (0.06)
   Net realized and
    unrealized gain (loss)
     on investments        (0.33)     0.71      5.00   (2.42)   2.06     1.97
                          ------    ------     ------ -------  -----    -----
Total from
  investment operations   (0.42)      0.59      5.02   (2.35)   2.28     1.91
                         -------    ------     -----   ------  -----    -----
Less distributions
   Distributions from
    net investment
     income                 --      (0.02)       --    (0.11)  (0.16)     --
   Distributions from
    realized gain on
      investments         (0.80)      --         --      --    (1.90)   (0.80)
                         ------     -----      -----   -----   ------  -------
Total distributions       (0.80)    (0.02)       --    (0.11)  (2.06)   (0.80)
                         ------     -----      -----   ------  ------   ------

Net asset value,
  end of year            $18.64     $19.86     $19.29  $14.27   $16.73  $18.60
                         ======= ========   ========== ======== ======  ======

Total Return             (2.20%)    3.06%       35.18% (14.07%)  14.70% 10.82%

Ratios/Supplemental Data
Net assets,
  end of period
  (000's)               $112,302  $86,157      $137,238 $71,480 $200,463   $355
Ratio to average
  net assets- (A)
  Expenses - (B)           1.74%     1.75%         1.75%  1.87%    1.46% 2.74%**
  Expenses - net (C)        1.72%    1.75%         1.75%  1.87%    1.45% 2.72%**
  Net investment
  income (loss)            (0.63%) (0.43%)         0.23%  0.40%   0.93% 1.63%)**
Portfolio turnover rate    75.89%   66.44%       103.76% 66.62% 122.71%   75.89%

*  Commencement of operations for Class C shares was October 9, 2002.
** Annualized
(A)Management fee waivers reduced the expense ratios and increased net investment income ratios by .02% in 1999 and 0.01% in 1998.
(B)Expense ratio has been increased to include additional custodian fees in 2002 and 1998 which were offset by custodian fee credits.
(C)Expense ratio-net reflects the effect of the custodian fee credits the Fund received. In addition, the expense ratio has increased by .29% in 2001 as a result of a change in accounting principle related to the recording of redemption fees. Prior year numbers have not been restated to reflect this change.

INTERNATIONAL EQUITY FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                    Years ended December 31,
                             2002   2001      2000        1999    1998
                             -----  ----   -------    --------    -----

Per Share
  Operating Performance
Net asset value,
  beginning of year           $12.88     $18.86     $28.01     $20.18     $18.15
Income from investment
 operations-
 Net investment income(loss)    0.03      (0.10)    (0.03)(1)    0.06       0.01
 Net realized and unrealized
 gain (loss) on investments    (1.05)     (5.41)    (5.30)       9.07       2.98
                              -------     ------    ------      -----     ------
Total from
  investment operations        (1.02)     (5.51)    (5.33)       9.13       2.99
                              ------      -----     ------      -----     ------
Less distributions-
   Distributions from
    net investment income       -         (0.12)    (0.08)      (0.05)         -
   Distributions from
    realized gains              -         (0.35)    (3.74)      (1.25)    (0.96)
                             ------       -----     -----       ------   -------
Total distributions             -         (0.47)    (3.82)      (1.30)    (0.96)
                             ------       -----     -----       -----    -------
Net asset value,
  end of year                $11.86      $12.88     $18.86      $28.01    $20.18
                             ======      ======     ======      ======    ======

Total Return                 (7.92%)    (29.22%)   (18.70%)     46.52%    16.77%

Ratios/Supplemental Data
Net assets,
  end of year (000's)       $29,026     $44,356   $133,233    $192,537  $161,933
Ratio to average net assets-
  Expenses (A)                 2.44%       1.89%      1.39%       1.28%    1.40%
  Expenses-net (B)             2.44%       1.88%      1.38%       1.27%    1.36%
  Net investment
    income (loss)              0.18%      (0.38%)    (0.15%)      0.03%    0.06%
Portfolio turnover rate       97.73%      92.39%     69.12%      37.91%   41.51%

(A) Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.

(B) Expense ratio-net reflects the effect of the custodian fee credits the Fund received. In addition, the expense ratio in 2001 has increased by .13% as a result of a change in accounting principle related to the recording of redemption fees. Prior year numbers have not been restated to reflect this change.

(1)  Based on average shares outstanding

EASTERN EUROPEAN EQUITY FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                             Years ended December 31,

                                     2002      2001     2000      1999      1998
                                     ----      -----    -----     ----      ----
Per Share Operating Performance
Net asset value,
  beginning of year                  $ 7.12    $ 7.69   $ 9.32    $ 8.14  $15.25
                                     ------    ------   ------    ------  ------
Income from
  investment operations-
   Net investment loss                (0.13)    (0.07)  (0.21)(1)  (0.20) (0.31)
  Net realized and unrealized
   gain(loss)on investments            1.59     (0.50)  (1.42)      1.38  (6.80)
                                    -------    -------  -------    -----  ------
Total from investment operations       1.46     (0.57)  (1.63)      1.18  (7.11)
                                    -------    -------  -------    -----  ------
Less distributions
 Distributions from
  realized gains on
   investments                         -          -       -           -        -
                                    -------    -------    ----    -----  -------
Total distributions                    -          -       -           -        -
                                    -------    -------    ----    -----   ------
Net asset value, end of year         $ 8.58     $ 7.12   $ 7.69  $ 9.32   $ 8.14
                                     ======     ======   ======  ======   ======
Total Return                         20.51%     (7.41%) (17.49%)  14.50%(46.62%)
Ratios/Supplemental Data
Net assets, end of year (000's)    $18,902    $15,070  $19,232  $33,644  $36,154
Ratio to average net assets-
  Expenses (A)                        3.23%      3.46%    2.81%    3.37%   2.57%
  Expenses-net (B)                    3.23%      3.38%    2.59%    3.26%   2.41%
  Net investment loss                (1.62%)    (0.95%)  (1.76%)  (2.35%)(1.67%)
Portfolio turnover rate              85.90%     71.18%   85.97%  103.80% 135.35%

(A) Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.

(B) Expense ratio-net reflects the effect of the custodian fee credits the Fund received. In addition, the expense ratio in 2001 has increased by .25% as a result of a change in accounting principle related to the recording of redemption fees. Prior year numbers have not been restated to reflect this change.

(1)  Based on average shares outstanding

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Company's SAI dated May 1, 2003 which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the SAI by writing to The World Funds, Inc., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800)527-9525 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.



(Investment Company Act File No. 811-3551)

PROSPECTUS




Vontobel U.S. Value Fund
Vontobel International Equity Fund
Vontobel Eastern European Equity Fund




Series of Vontobel Funds, Inc.
A "Series" Investment Company




Prospectus dated _____________, 2003

This prospectus describes the Vontobel U.S. Value Fund (the "Value Fund"),the Vontobel International Equity Fund (the "International Equity Fund") and the Vontobel Eastern European Equity Fund (the "Eastern European Equity Fund")(individually, a "Fund"; collectively, the "Funds") each a series of shares offered by Vontobel Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. Each Fund offers three classes of shares, one of which, Class B Shares, are offered by this prospectus.









As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this Prospectus. It is a criminal offense to suggest otherwise.

RISK/RETURN SUMMARY


-------------------------------------------------------------------------------

Vontobel U.S. Value Fund

Investment Objective -- Long-term capital appreciation.

Principal Investment Strategies -- The Vontobel U.S. Value Fund (the "Value Fund") will seek to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities. Under normal market conditions, the Value Fund will invest at least 65% of its net assets in equity securities of companies that are traded on U.S. exchanges. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. The Value Fund may also invest in debt securities and cash equivalents, such as overnight repurchase agreements, and short-term U.S. Government securities. Debt securities include obligations of governments, instrumentalities and corporations. Short-term instruments are generally used to protect the Fund against movements in interest rates and to provide the Value Fund with liquidity.

Principal Risks -- The principal risk of investing in the Value Fund is that the value of its investments are subject to market, economic and business risk that may cause the Value Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Value Fund could decline and you could lose money. There is no assurance that the investment adviser will achieve the Value Fund's objective.

The Value Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Value Fund may invest a larger portion of its assets in a small number of securities. This may cause the market action of the Value Fund's larger portfolio positions to have a greater impact on the Value Fund's NAV, which could result in increased volatility.

An investment in the Value Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile -- You may want to invest in the Value Fund if you are seeking long-term capital appreciation and are willing to accept share prices that may fluctuate, sometimes significantly, over the short-term. The Value Fund will not be appropriate if you are seeking current income or are seeking safety of principal.

Performance Information -- The bar chart and table show how the Value Fund has performed in the past and gives some indication of the risks of investing in the Value Fund. Both assume that all dividends and distributions are reinvested in the Value Fund. As of the date of this prospectus, the Value Fund has not offered Class B Shares. Returns shown are for Class A Shares of the Value Fund. Class B Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart shows how the performance of the Class A Shares of the Value Fund has varied from year to year. The bar chart figures don't include any sales charges that an investor will pay when they buy or sell Class A Shares of the Value Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Class A Shares of the Value Fund for the periods ended December 31, 2002 to the Standard and Poor's 500 Index (the "S&P 500 Index"). Keep in mind that past performance (before and after taxes) may not indicate how well the Value Fund will perform in the future.

[bar chart goes here]

Value Fund (Class A Shares) Total Return*

Year       Total Return

1993        6.00%
1994        0.02%
1995       40.36%
1996       21.28%
1997       34.31%
1998       14.70%
1999      (14.07%)
2000       35.18%
2001        3.06%
2002       (2.20%)

Best Quarter:  4th Quarter 2000, up 20.26%
World Quarter:  3rd Quarter 1999, down 15.28%

[end bar chart]

The total return for the Value Fund's Class A Shares for the three months ended March 31, 2003, was (5.47%).


                                            Average Annual Total Returns
                                       (for the period ending December 31, 2002)

                                        One Year  Five Years     Ten Years

Value Fund - Class A Shares

Before Taxes(1)                         (7.82%)    4.83%        11.96%
After Taxes on Distributions(1)(2)      (9.29%)    3.64%         9.25%
After Taxes on Distributions
   and Sale of Fund Shares(1)(2)        (4.79%)    3.36%         8.61%
Class B Shares(3)                       (7.09%)    5.65%        12.63%
--------------------------

S&P  500 Index(4)                      (22.10%)   (0.59%)        9.34%

(1) Prior to September 9, 2002, no sales charges were imposed on Class A Shares. These returns represent the performance of the Class A Shares but they have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Class A Shares.
(2) After-tax returns presented are for Class A Shares only. After-tax returns for Class B Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3) These returns represent the performance of the Class A Shares but they have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Class B Shares within six years of the date of purchase. Class B Shares are also subject to distribution and service fees at an annual rate of 1.00% of the Value Fund's Class B Share assets. Had the performance of the Class A Shares of the Value Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.
 (4) The S&P 500 Index is a widely recognized, unmanaged index of 500 stocks of a representative sampling of leading U.S. companies based on market size, liquidity and industry group representation. Returns include dividends and distributions. The comparative index is not adjusted to reflect deductions for fees, expenses or taxes that the U.S. Securities and Exchange Commission (the "SEC") requires to be reflected in the Value Fund's performance.

Vontobel International Equity Fund

Investment Objective -- Capital appreciation.

Principal Investment Strategies -- The Vontobel International Equity Fund (the "International Equity Fund") will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. Under normal market conditions the International Equity Fund will invest at least 80% of its net assets in equity securities of issuers that are located outside of the U.S., or which derive a significant portion of their business or profits outside of the U.S. The International Equity Fund intends to diversify its investments broadly among countries and normally to have represented in the portfolio business activities of not less than three different countries. The International Equity Fund will primarily hold securities listed on a security exchange or quoted on an established over-the-the counter market.

Principal Risks -- The principal risk of investing in the International Equity Fund is that the value of its investments are subject to market, economic and business risks that may cause the International Equity Fund's NAV to fluctuate over time. Therefore, the value of your investment in the International Equity Fund could decline and you could lose money. There is no assurance that the investment adviser will achieve the International Equity Fund's objective.

The International Equity Fund will invest in foreign countries. These investments may involve financial, economic or political risks not ordinarily associated with U.S. securities. The International Equity Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, less rigorous regulatory standards, less liquidity in markets and more volatility in prices than U.S. securities, higher taxes, and adverse social or political developments.

The International Equity Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

An investment in the International Equity Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile -- You may want to invest in the International Equity Fund if you are seeking capital appreciation and wish to diversify your existing investments. The International Equity Fund may be particularly suitable for you if you wish to take advantage of opportunities in the securities markets of foreign countries. You should not invest in the International Equity Fund if you are not willing to accept the risks associated with investing in foreign countries, if you are seeking current income or are seeking safety of principal.

Performance Information -- The bar chart and table show how the International Equity Fund has performed in the past and gives some indication of the risks of investing in the International Equity Fund. Both assume that all dividends and distributions are reinvested in the International Equity Fund. The returns shown below are for Class A Shares of the International Equity Fund. As of the date of this prospectus, the International Equity Fund has not offered Class B Shares. Class B Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart shows how the performance of the Class A Shares of the International Equity Fund has varied from year to year. The bar chart figures don't include any sales charges that an investor will pay when they buy or sell Class A Shares of the International Equity Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Class A Shares of the International Equity Fund for the periods ended December 31, 2002 to the Morgan Stanley Capital International's Europe, Australasia and Far East Index ("MSCI EAFE Index"). Keep in mind that past performance (before and after taxes) may not indicate how well the International Equity Fund will perform in the future.

[bar chart goes here]

International Equity Fund (Class A Shares)

Year       Total Return

1993       40.80%
1994       (5.28%)
1995       10.91%
1996       16.98%
1997        9.19%
1998       16.77%
1999       46.52%
2000      (18.70%)
2001      (29.17%)
2002  ( 7.92%)


Best Quarter:  4th Quarter 1999, up 34.02%
Worst Quarter:  1st Quarter 2001, down 18.82%

[end bar chart]

The total return for the International Equity Fund's Class A Shares for the three months ended March 31, 2003 was (6.66%).


                                         Average Annual Total Returns
                                   (for the period ending December 31, 2002)

                                       One Year        Five Years      Ten Years

International Equity Fund -
     Class A Shares

Before Taxes(1)                         (13.21%)        (3.07%)         5.06%
After Taxes on Distributions(1)(2)      (13.21%)        (4.35%)         3.53%
After Taxes on Distributions
   and Sale of Fund Shares(1)(2)        ( 8.11%)        (2.12%)         4.05%
Class B Shares(3)                       (12.52%)        (1.63%)         5.69%
-------------------
MSCI EAFE Index(4)                      (22.71%)        (4.53%)         3.12%

(1) Prior to September 9, 2002, no sales charges were imposed on Class A Shares. These returns represent the performance of the Class A Shares but they have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Class A Shares.
(2) After-tax returns presented are for Class A Shares only. After-tax returns for Class B Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3) These returns represent the performance of the Class A Shares but they have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Class B Shares within six years of the date of purchase. Class B Shares are also subject to distribution and service fees at an annual rate of 1.00% of the International Equity Fund's Class B Share assets. Had the performance of the Class A Shares of the International Equity Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.
 (4) The MSCI EAFE Index is an unmanaged index of more than 1,100 common stock securities issued by foreign companies. Returns include dividends and distributions and are expressed in U.S. dollars. The comparative index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the International Equity Fund's performance.

Vontobel Eastern European Equity Fund

Investment Objective -- Capital appreciation.

Principal Investment Strategies -- The Vontobel Eastern European Equity Fund (the "Eastern European Equity Fund") will seek to achieve its objective by investing in equity securities, such as common stocks and securities that are convertible into common stock. Under normal market conditions, the Eastern European Equity Fund will invest at least 80% of its assets in equity securities of companies located in eastern Europe or which conduct a significant portion of their business in countries which are generally considered to comprise eastern Europe. The Eastern European Equity Fund normally will have represented in the portfolio business activities of not less than three different countries.

Principal Risks -- The Eastern European Equity Fund's investments are subject to market, economic and business risks. These risks may cause the Eastern European Equity Fund's NAV to fluctuate over time. Therefore, the value of your investment in the Eastern European Equity Fund could decline and you could lose money. Also, there is no assurance that the investment adviser will achieve the Eastern European Equity Fund's objective.

The Eastern European Equity Fund will invest in foreign countries. These investments may involve financial, economic or political risks that are not ordinarily associated with U.S. securities. Hence, the Eastern European Equity Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Eastern European Equity Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

An investment in the Eastern European Equity Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile -- You may wish to invest in the Eastern European Equity Fund if you are seeking capital appreciation, wish to diversify your current equity holdings and wish to take advantage of opportunities in the newly reorganized markets of eastern Europe. You should not invest in the Eastern European Equity Fund if you are not willing to accept the risk associated with investing in foreign and developing markets or if you are seeking current income.

Performance Information -- The bar chart and table show how the Eastern European Equity Fund has performed in the past and gives some indication of the risks of investing in the Eastern European Equity Fund. Both assume that all dividends and distributions are reinvested in the Eastern European Equity Fund. Returns shown below are for Class A Shares of the Eastern European Equity Fund. As of the date of this prospectus, the Eastern European Equity Fund has not offered Class B Shares. Class B Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart shows how the performance of the Class A Shares of the Eastern European Equity Fund has varied from year to year. The bar chart figures don't include any sales charges that an investor will pay when they buy or sell Class A Shares of the Eastern European Equity Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Class A Shares of the Eastern European Equity Fund for the periods ended December 31, 2002 to the Nomura Research Institute's Central and Eastern European Equity Index (the "Nomura Composite-11 Index"). Keep in mind that the past performance (before and after taxes) may not indicate how well the Eastern European Equity Fund will perform in the future.

[bar chart goes here]

Eastern  European Equity Fund (Class A Shares) *

Year          Total Return

1997             8.74%
1998           (46.62%)
1999            14.50%
2000           (17.49%)
2001            (7.41%)
2002       20.51%


Best Quarter:  4th Quarter 1999, up 31.64%
Worst Quarter: 3rd Quarter 1998, down 40.48%

[end bar chart]

The total return for the Eastern European Equity Fund's Class A Shares for the three months ended March 31, 2003 was (1.40%).


                                           Average Annual Total Returns
                                      (for the period ending December 31, 2002)

                                                             Since Inception
                                        One Year Five Years  (February 15, 1996)

Eastern European Equity Fund -
     Class A Shares

Before Taxes(1)                         13.58%   (11.92%)   (2.19%)
After Taxes on Distributions(1)(2)      13.58%   (11.92%)   (2.48%)
After Taxes on Distributions
   and Sale of Fund Shares(1)(2)         8.34%   ( 8.99%)   (4.97%)
Class B Shares (3)                      14.48%   (11.23%)   (1.64%)
---------------------------

Nomura Composite-11 Index(4)            23.86%    (1.27%)     n.a.

(1) Prior to September 9, 2002, no sales charges were imposed on Class A Shares. These returns represent the performance of the Class A Shares but they have been restated to include the effect of the maximum 5.75% front-end sales charge payable on purchases of Class A Shares.
(2) After-tax returns presented are for Class A Shares only. After-tax returns for Class B Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3) These returns represent the performance of the Class A Shares without the imposition of any sales charges of the Eastern European Equity Fund but they have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Class B Shares within six years of the date of purchase. Class B Shares are also subject to distribution and service fees at an annual rate of 1.00% of the Eastern European Equity Fund's Class B Share assets. Had the performance of the Class A Shares of the Eastern European Equity Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.
 (4) The Nomura Composite-11 Index is an unmanaged index of equity securities traded on securities exchanges or established over-the-counter markets in Poland, the Czech Republic, Hungary, Slovakia, Croatia, Romania, Slovenia, Estonia, Latvia, Lithuania and Russia. Returns do not include dividends and distributions and are expressed in U.S. dollars. The comparative index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Eastern European Equity Fund's performance.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Funds. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the average daily net assets.

Shareholder  Transaction Fees          Value Fund   International    Eastern
(fees  paid   directly   from                       Equity Fund      European
your investment)                                                     Equity Fund

                                       Class B      Class B          Class B
------------------------------------------------------------------------
------------------------------------------------------------------------
Maximum Sales Charge (Load)(1)         None         None             None
------------------------------------------------------------------------
------------------------------------------------------------------------
Maximum Deferred Sales Charge(Load)   5.00%(2)      5.00%(2)         5.00%(2)

------------------------------------------------------------------------
------------------------------------------------------------------------
Maximum Sales Charge (Load)
  Imposed on Reinvested               None          None             None
Dividends and
Distributions
------------------------------------------------------------------------
------------------------------------------------------------------------
Redemption Fees(3)                    None          None             None
------------------------------------------------------------------------
------------------------------------------------------------------------
Exchange Fees(4)                      None          None             None
------------------------------------------------------------------------
------------------------------------------------------------------------
Estimated AnnualOperatin              Value Fund     International   Eastern
Expenses   (expenses   that  are                     Equity Fund     European
deducted from Fund assets)                                           Equity Fund
------------------------------------------------------------------------
------------------------------------------------------------------------
                                       Class B        Class B        Class B
-----------------------------------------------------------------------
------------------------------------------------------------------------
 Management Fee                        0.98%          1.00%          1.25%
------------------------------------------------------------------------
------------------------------------------------------------------------
 Distribution (12b-1)
   and Service Fees                    1.00%          1.00%          1.00%
------------------------------------------------------------------------
------------------------------------------------------------------------
 Other Expenses                        0.76%          1.44%          1.98%
                                       -----          -----          -----
------------------------------------------------------------------------
------------------------------------------------------------------------
 Total Fund Operating Expenses         2.74%          3.44%          4.23%
                                       =====          =====          =====
------------------------------------------------------------------------

(1)  As a percentage of the offering price.

(2) A 5.00% deferred sales charge as a percentage of the original purchase price will apply to any redemption of Class B Shares made within the first year. During the second year, redeemed shares will incur a 4.00% sales charge. During years three and four you will pay 3.00%, during year five 2.00%, and during year six 1.00%. The contingent deferred sales charge on Class B Shares is eliminated after the sixth year. Class B Shares automatically convert to Class A Shares eight years after the calendar month end in which the Class B Shares were purchased.

(3) A shareholder electing to redeem shares by telephone will be charged $10 for each such redemption request.

(4)  A shareholder may be charged a $10 fee for each telephone exchange.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in each of the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund, you reinvest all dividends and distributions in additional shares of a Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return, your Class B Shares automatically convert to Class A Shares after eight years, and each Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only.

Based on these assumptions, your costs would be:

                            1 Year      3 Years         5 Years         10 Years
                            -------     --------        --------        --------
Value Fund
  Class B Shares (1)        $677        $  848          $1,144          $2,052

International Equity Fund
  Class B Shares(1)          747         1,061           1,501           2,776

Eastern European Equity Fund
  Class B Shares(1)          826         1,295           1,888            3,531

(1) The above examples assume payment of the applicable deferred sales charge at the time of redemption. If you hold Class B Shares, and you did not sell your shares during the periods indicated, your costs would be:

                            1 Year      3 Years         5 Years         10 Years
                            ------      -------         --------        --------

Value Fund
  Class B Shares            $176        $  548         $  944           $2,052

International Equity Fund
  Class B Shares             247           761          1,301            2,776

Eastern European Equity Fund
  Class B Shares             326           995          1,688            3,531


                            OBJECTIVES AND STRATEGIES

Value Fund

The Value Fund's investment objective is long-term capital appreciation. The Value Fund will seek to achieve its objective by investing in a non-diversified portfolio consisting primarily of equity Securities. Equity securities consist of common stocks and securities that are convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock.

Under normal market conditions, the Fund will invest at least 65% of its net assets in equity securities of companies that are traded on U.S. exchanges. The Value Fund also invests in debt securities and cash equivalents, such as overnight repurchase agreements and short-term U.S. Government securities. Debt securities include obligations of governments, instrumentalities and corporations. The investment adviser uses the S&P 500 Index as the benchmark for the broad market against which the performance of the Value Fund is measured.

Vontobel Asset Management, Inc. (the "Adviser"), the investment adviser for each of the Funds, employs a bottom-up approach to stockpicking. (A bottom-up approach means that securities are selected company by company rather than by identifying a suitable industry or market sector for investments and then investing in companies in that industry or market sector.) This bottom-up approach emphasizes qualitative criteria in evaluating a company's potential as a prospective investment opportunity. Although the Value Fund's return will be compared to that provided by the broad market, the Adviser seeks to achieve attractive absolute returns over the "risk-free" rate, defined as the rate of return available on 10-year U.S. Government securities. The Adviser's utilization of an "absolute" rather than a "relative" valuation yardstick is designed to achieve not only a satisfactory return over the risk-free rate but at the same time ensure safety of principal. The Adviser considers the riskiness of an investment to be a function of the company's business rather than the volatility of its stock price. Therefore, the Adviser seeks to identify companies whose businesses are predictable or that exhibit elements of a franchise. Ideally, such companies must have a history of competitive returns on invested capital, reliable growth in earnings and free cash flow, low debt and effective management.

As noted above, the Adviser seeks to achieve its investment objective by investing principally in equity securities, such as common stocks or securities that are convertible into common stock. Nonetheless, the Adviser may construct, and in fact has at times constructed, a portfolio in which cash and cash equivalents (including, but not limited to, overnight repurchase agreements and short-term U.S. Government securities), and/or fixed-income instruments, comprise a significant portion of the Value Fund's total assets. The Adviser views its "cash position" as a residual investment that is a measure of the ability of its investment personnel to identify enough stocks and convertible securities that meet their rigorous investment criteria.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (2) if the sector or stock appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to our shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

International Equity Fund

The International Equity Fund's investment objective is capital appreciation. The International Equity Fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of equity securities. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of issuers that are located outside of the U.S., or which derive a significant portion of their business or profits outside of the U.S. The International Equity Fund will invest most of its assets in equity securities of countries which are generally considered to have developed markets, such as the United Kingdom, the eleven euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), Switzerland, Norway, Japan, Hong Kong, Australia, and Singapore. The Adviser will decide when and how much to invest in each of these markets. Investments may also be made in equity securities issued by companies in "developing countries" or "emerging markets," such as Taiwan, Malaysia, Indonesia, and Brazil, which are included in Morgan Stanley Capital International's Emerging Markets Free Index ("EMF").

The International Equity Fund typically invests in the securities of medium to large capitalization companies, but is not limited to investing in the securities of companies of any size. The Adviser employs a bottom-up stock and business analysis to identify high-quality growth companies. Typically, these companies tend to be well managed with the following attributes:

o Consistent operating histories and financial performance
o Favorable long-term economic prospects
o Free cash flow generation
o Competent management that can be counted on to use cash flow wisely, and channel the reward from the business back to its shareholders

The Adviser's goal is to construct a portfolio of high quality growth companies in the developed markets of various foreign countries. With approximately 70-90 stocks, the Fund seeks to be well diversified and will normally have represented in the portfolio business activities of not less than three different countries. The International Equity Fund generally holds its core positions for at least two years.

The International Equity Fund may select its investments from companies which are listed on a securities exchange or from companies whose securities have an established over-the-counter market, and may make limited investments in "thinly traded" securities.

The securities the International Equity Fund purchases may not always be purchased on the principal market. For example, Depositary Receipts may be purchased if trading conditions make them more attractive than the underlying security (see Depositary Receipts).

In addition to common stocks and securities that are convertible into common stocks, the International Equity Fund may invest in shares of closed-end investment companies. These investment companies invest in securities that are consistent with the International Equity Fund's objective and strategies. By investing in other investment companies, the International Equity Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the International Equity Fund to purchase or sell these shares.

The International Equity Fund has the authority to enter into forward contracts to purchase or sell foreign currencies, purchase and write covered call options on foreign currencies and enter into contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures").

In determining which portfolio securities to sell, the Adviser considers the following: (1) the price target has been met; (2) there has been an overvaluation of the company by the stock market; (3) there is a clear deterioration of future earnings power; (4) there is a loss of long-term competitive advantage; (5) there is detrimental merger/acquisition related activity; (6) a better investment opportunity is identified; (7) a violation of portfolio construction parameters has taken place; (8) to sell loss positions in order to reduce taxable gains to our shareholders reflected in earlier sales of positions with gains; and (9) to raise funds to cover redemptions.

Eastern European Equity Fund

The Eastern European Equity Fund's investment objective is capital appreciation. The Eastern European Equity Fund will seek to achieve its objective by investing in equity securities, such as common stocks and securities that are convertible into common stock. Under normal market conditions, the Eastern European Equity Fund will invest at least 80% of its net assets in equity securities of companies that are located in or conduct a significant portion of their business in countries which are generally considered to comprise Eastern Europe. This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon 60 days' prior notice. The Adviser's investment universe consists of companies that are located in, or listed on the exchanges of Central and Eastern European countries, as well as companies that derive at least two-thirds of their sales from such countries. Not all of these countries have a functioning stock exchange and others still have an illiquid securities market; consequently, the Adviser concentrates on the markets of Hungary, Poland, Slovenia, the Czech Republic, Slovakia, Russia, Croatia and the Baltic states (Estonia, Latvia and Lithuania). The Adviser can invest in local shares in Poland, Hungary, the Czech Republic, Slovakia, the Baltic States, Croatia, Romania and Slovenia. Elsewhere, due to the lack of local sub-custodians or liquidity, the Adviser currently invests only through depository receipts such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). (Collectively, "Depositary Receipts".)

Trading volume of the stock exchanges of these markets may be substantially lower than that in developed markets and the purchase and sale of portfolio securities may not always be made at an advantageous price. The Adviser generally will decide when and how much to invest in these developing markets based upon its assessment of their continuing development. As stock markets in the region develop and more investment opportunities emerge, the Eastern European Equity Fund will broaden its portfolio to include securities of companies located in or which conduct a significant portion of their business in countries in this region.

The portfolio of the Eastern European Equity Fund will be diversified. The selection of the securities in which the Eastern European Equity Fund will invest will not be limited to companies of any particular size, or to securities traded in any particular marketplace, and will be based only upon the expected contribution such security will make to its investment objective. Currently, the Adviser considers only about 250 stocks as suitable for investment, based upon their market capitalization and liquidity. The Adviser expects this number to increase dramatically in the years to come. Together, these 250 stocks represent a market capitalization of approximately 75 billion U.S. dollars.

The Eastern European Equity Fund also invests in shares of closed-end investment companies. These investment companies invest in securities that are consistent with the Eastern European Equity Fund's objective and strategies. By investing in other investment companies, the Eastern European Equity Fund indirectly pays a portion of the expenses and brokerage costs of these companies in addition to its own expenses. Also, federal laws impose limits on such investments, which may affect the ability of the Eastern European Equity Fund to purchase or sell these shares. The Eastern European Equity Fund does not actively manage currency risk.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (2) if the sector or stock appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to our shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

                                      RISKS

Stock Market Risk -- Each Fund is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Funds may increase or decrease. The Funds' investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Funds may not perform as anticipated.

Diversification -- The Value Fund is non-diversified under the 1940 Act. However, because it intends to qualify as a "regulated investment company" for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Value Fund must meet certain diversification requirements. These include the requirement that at the end of each tax year quarter, at least 50% of the market value of its total assets must be invested in cash, cash equivalents, U.S. government securities and securities of issuers (including foreign governments), in which it has invested not more than 5% of its assets. A regulated investment company is also limited in its purchases of voting securities of any issuer and may invest no more than 25% of the value of its total assets in securities (other than U.S. government securities) of any one issuer or of two or more issuers that the Value Fund controls and are engaged in the same, similar or related trades or businesses.

Geographic Risk -- Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. A Fund is subject to greater risks of adverse events which occur in the region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions, even in countries in which a Fund is not invested, may adversely affect security values and thus, a Fund's holdings.

Foreign Investing -- The International Equity and Eastern European Equity Funds' investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Emerging and Developing Markets -- The International Equity and Eastern European Equity Funds' investments in emerging and developing countries involve those same risks that are associated with foreign investing in general (see above). In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts -- In addition to the risk of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

European Currency -- Many European countries have adopted a single European currency, the Euro. On January 1, 1999, the Euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. On January 1, 2002, many national currencies were replaced by Euro coins and bank notes. This change is likely to significantly impact the European capital markets in which the International Equity and Eastern European Equity Funds may invest and may result in additional risks. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the International Equity and Eastern European Equity Funds' net asset value per share.

Temporary Defensive Position -- When the Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, each of the Funds may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements (for the risks involved in repurchase agreements see the Statement of Additional Information (the "SAI")). For temporary defensive purposes, the International Equity and Eastern European Equity Funds may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When a Fund is in a temporary defensive position, it is not pursuing its stated investment objective. The Adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such alternative strategies will be utilized.

                                   MANAGEMENT

The Company -- Vontobel Funds, Inc. was organized under the laws of the State of Maryland on October 28, 1983. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Company has retained the Adviser to manage all aspects of the investments of each Fund.

Investment Adviser -- Vontobel Asset Management, Inc., located at 450 Park Avenue, New York, New York 10022, manages the investments of each Fund pursuant to separate Investment Advisory Agreements (each, an "Advisory Agreement"). The Adviser is a wholly owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. As of December 31, 2002, the Adviser managed in excess of $1.3 billion. The Adviser also acts as the adviser to three series of a Luxembourg fund organized by an affiliate of the Adviser. That fund does not accept investments from the U.S. The Adviser has provided investment advisory services to mutual fund clients since 1990.

Under each Advisory Agreement, the Adviser, subject to the general supervision of the Board of Directors, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

The investment advisory fees paid to the Adviser by the Funds during the fiscal year ended December 31, 2002 are set forth below.

---------------------------------------------------------------------
Fund                   Management  Fee As A
                       Percentage  of  Average
                       Net Assets
---------------------------------------------------------------------
---------------------------------------------------------------------
Value Fund             0.98%
---------------------------------------------------------------------
---------------------------------------------------------------------
International Equity   1.00%
Fund
---------------------------------------------------------------------
---------------------------------------------------------------------
Eastern European       1.25%
Equity Fund
---------------------------------------------------------------------

-------------------------------------------------------------------------------
Portfolio Managers -- Mr. Edwin Walczak is a Senior Vice President of the Adviser. Mr. Walczak joined the Adviser in 1988 and has been the President and portfolio manager of the Value Fund since its inception in March, 1990.

Mr. Rajiv Jain is a First Vice President of the Adviser. Mr. Jain joined the Adviser in November, 1994 and has been the President and portfolio manager of the International Equity Fund since February, 2002.

Mr. Gunter Faschang, who is a Vice President of the Adviser, is the portfolio manager of the Eastern European Equity Fund. Mr. Faschang began his career in September 1995 as a registered trader on the floor of the Frankfurt Stock Exchange with Sputz AG and Exco-Bierbaum. In March 1997 he joined Investmentbank Austria, Vienna, as a Central European equity strategist. In January 1998 Mr. Faschang moved to Erste Bank, Vienna, as a Central European equity strategist and sector analyst for Russian oil stocks, with responsibility for organizing the Erste group's Central European research effort. In March 2000 he was appointed manager of Erste-Sparinvest's Danubia Fund. Mr. Faschang recently joined Vontobel Asset Management AG as head of Eastern European equity management and research, and was at the same time appointed a Vice President of the Adviser.

                             SHAREHOLDER INFORMATION

Each Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Funds are informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of each Fund's investments and other assets attributable each Fund's Class A Shares, Class B Shares or Class C Shares, subtracting any liabilities attributable to each Fund's Class A Shares, Class B Shares or Class C Shares, and then dividing by the total number of shares of each class outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Funds, the NAV of various classes of the Funds may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of each Fund's Class B Shares is equal to the net asset value. Shares held by you are sold or exchanged at the net asset value per share next determined after a request has been received in proper form, less any applicable contingent deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in he over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Funds. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

                                PURCHASING SHARES

Share Class Alternatives -- Each Fund offers investors three different classes of shares, one of which, Class B Shares, are offered by this prospectus. Class B Shares automatically convert to Class A Shares eight years after the calendar month-end in which the Class B Shares were purchased. Because of this conversion feature, certain disclosures in this section of the prospectus are necessary about Class A Shares of each of the Funds. Additional information concerning the Funds' Class A Shares may be obtained by reading a copy of that prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives. Additional details about each of the share class alternatives may be found below under "Distribution Arrangements."

                                     Class A Shares      Class B Shares

Max. initial                            5.75%                   None
sales charge.                           (Subject to
                                        reductions
                                        beginning with
                                        investments
                                        of $50,000)

See "Distribution Arrangements" for a schedule itemizing reduced sales charges.

Contingent                               None                  Year 1 5.00%
deferred sales                          (Except for 2.00%      Year 2 4.00%
charge ("CDSC")                          on redemptions        Year 3 3.00%
imposed when                             within 360 days       Year 4 3.00%
shares are                               of shares             Year 5 2.00%
redeemed                                 purchased             Year 6 1.00%
(percentage based                        without a             Year 7 None
on purchase                              front-end             Year 8 None
price).  Years                           sales charge.)
are based on a
twelve-month
period.

See below for information regarding applicable waivers of the CDSC.

Distribution 12b-1
  and Service fees.                      0.35%                    1.00%

See "Distribution Arrangements" for important information about Distribution 12b-1 and Service fees.

Conversion to                             N/A                 Automatically
Class A                                                       after 8 years,
                                                              at which time
                                                              applicable
                                                              Distribution 12b-1
                                                              and Service
                                                              Fees are reduced.

Appropriate for:                          All investors,      Investors who
                                          particularly        plan to hold
                                          those who intend    their shares at
                                          to hold their       least 6 years.
                                          shares for a
                                          long period of
                                          time and/or
                                          invest a
                                          substantial
                                          amount in the
                                          Fund.

Share Transactions -- You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the distributor to sell shares of the Funds, by contacting the Funds at (800) 527-9500 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Funds' transfer and dividend disbursing agent, at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Funds' shares, depending on your arrangement with the broker.

Minimum Investments -- The minimum initial investment for each Fund is $2,500. Subsequent investments, for each Fund, must be in amounts of $50 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time.

By Mail -- For initial purchases, the account application form, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, together with your check payable to the applicable Fund. When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Investing by Wire -- You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at (800) 527-9500 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application form promptly to the Transfer Agent. This account application is required to complete the Funds' records. You will not have access to your shares until the Funds' records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

                                REDEEMING SHARES

You may redeem your shares at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all the information and documents necessary for your request to be considered in proper order. You will be notified promptly by the Transfer Agent if your redemption request is not in proper order.

The Funds' procedure is to redeem shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any applicable contingent deferred sales charge. Payment will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Funds may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated. If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Funds in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check which may take up to 14 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application to permit the Funds to verify the identity of the person redeeming the shares, and to eliminate the need for backup withholding.

Redemption by Mail -- To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds to be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption by Telephone -- You may redeem your shares by telephone provided that you request this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice.

Redemption by Wire -- If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

Signature Guarantees -- To help to protect you and the Company from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration;
(2) all requests to transfer the registration of shares to another owner; and,
(3) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either:
(a) the written request for redemption; or (b) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (a) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(b) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (c) trust companies; (d) firms which are members of a domestic stock exchange; (e) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and (f) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229. The Transfer Agent cannot honor guarantees from notaries public, savings and loan associations, or savings banks.

Proper Form -- Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts -- Due to the relatively higher cost of maintaining small accounts, the Company may deduct $50 per year from your account or may redeem the shares in your account, if it has a value of less than $2,500. For Class A shareholders of each Fund who held their shares prior to May 24, 2000, the minimum account size is $1,000. The Company will advise you in writing sixty
(60) days prior to deducting the annual fee or closing your account, during which time you may purchase additional shares in any amount necessary to bring the account balance up to the required minimum. If you bring your account balance above the required minimum during this period, no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline.

Automatic Investment Plan -- Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privileges -- You may exchange all or a portion of your shares in each Fund for the shares of the same class of certain other funds having different investment objectives, provided that the shares of the Fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You won't pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you'll pay a deferred sales charge based on the date you bought the original shares you exchanged.

Modification or Termination -- Excessive trading can adversely impact fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of a Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How To Transfer Shares -- If you wish to transfer shares to another owner, send a written request to the Transfer Agent. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed; (4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports -- Each time you purchase, redeem or transfer shares of a Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions -- Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes -- In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any net capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares. Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax.

The one major exception to these tax principles is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 30% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Funds' distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. The following schedule governs the percentage to be received by the selling broker-dealer firm.

               Class B Broker-Dealer Commission and Service Fee

                                          Broker-Dealer Percentage

Up to $250,000                                      4.00%

After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee at an annual rate of 0.25% of the average daily net assets of the applicable Fund's Class B Shares, payable quarterly.

Rule 12b-1  Fees

The Board of Directors has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act for the Class B Shares of each Fund. Pursuant to the Rule 12b-1 Plans, each Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to the Funds' distributor. The fee paid to the Funds' distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 1.00% for Class B Share expenses. Of these amounts, 0.75% represents distribution 12b-1 fees payable under each classes' Rule 12b-1 Plan, and 0.25% represents shareholder service fees payable to institutions that have agreements with the Funds' distributor to provide those services. Because these fees are paid out of a classes' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Waiver Of Contingent Deferred Sales Charge -- The CDSC on Class B Shares is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;

(2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;

(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and

(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9500. All account information is subject to acceptance and verification by the Funds' distributor. General -- The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Funds when, in the judgment of the Funds' management, such withdrawal is in the best interest of the Funds. An order to purchase shares is not binding on, and may be rejected by, the Funds until it has been confirmed in writing by the Funds and payment has been received.

Shareholder Communications -- The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds at (800) 527-9500.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the period of each Fund's operations or the period since each Fund began offering a particular class of shares. As of the date of this prospectus, the Funds have not yet offered Class B Shares. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in shares of a particular class of a Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Tait, Weller and Baker, independent auditors, whose unqualified report thereon, along with the Funds' financial statements, are included in the Funds' Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Funds is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Funds at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

VALUE FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                                                      Class C
                                   Years ended December 31,           Period
                                                                      Ended
                           2002      2001     2000    1999    1998    12/31/02*

Per Share
Operating Performance
Net asset value,
  beginning of period      $19.86    $19.29   $14.27  $16.73  $16.51   $17.49
                           ------    ------   ------  ------  ------   ------
Income from
  investment operations
   Net investment
    income (loss)          (0.09)    (0.12)     0.02    0.07    0.22    (0.06)
   Net realized and
    unrealized gain (loss)
     on investments        (0.33)     0.71      5.00   (2.42)   2.06     1.97
                          ------    ------     ------ -------  -----    -----
Total from
  investment operations   (0.42)      0.59      5.02   (2.35)   2.28     1.91
                         -------    ------     -----   ------  -----    -----
Less distributions
   Distributions from
    net investment
     income                 --      (0.02)       --    (0.11)  (0.16)     --
   Distributions from
    realized gain on
      investments         (0.80)      --         --      --    (1.90)   (0.80)
                         ------     -----      -----   -----   ------  -------
Total distributions       (0.80)    (0.02)       --    (0.11)  (2.06)   (0.80)
                         ------     -----      -----   ------  ------   ------

Net asset value,
  end of year            $18.64     $19.86     $19.29  $14.27   $16.73  $18.60
                         ======= ========   ========== ======== ======  ======

Total Return             (2.20%)    3.06%       35.18% (14.07%)  14.70% 10.82%

Ratios/Supplemental Data
Net assets,
  end of period
  (000's)               $112,302  $86,157      $137,238 $71,480 $200,463   $355
Ratio to average
  net assets- (A)
  Expenses - (B)           1.74%     1.75%         1.75%  1.87%    1.46% 2.74%**
  Expenses - net (C)        1.72%    1.75%         1.75%  1.87%    1.45% 2.72%**
  Net investment
  income (loss)            (0.63%) (0.43%)         0.23%  0.40%   0.93% 1.63%)**
Portfolio turnover rate    75.89%   66.44%       103.76% 66.62% 122.71%   75.89%

*  Commencement of operations for Class C shares was October 9, 2002.
** Annualized
(A)Management fee waivers reduced the expense ratios and increased net investment income ratios by .02% in 1999 and 0.01% in 1998.
(B)Expense ratio has been increased to include additional custodian fees in 2002 and 1998 which were offset by custodian fee credits.
(C)Expense ratio-net reflects the effect of the custodian fee credits the Fund received. In addition, the expense ratio has increased by .29% in 2001 as a result of a change in accounting principle related to the recording of redemption fees. Prior year numbers have not been restated to reflect this change.

INTERNATIONAL EQUITY FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                    Years ended December 31,
                             2002   2001      2000        1999    1998
                             -----  ----   -------    --------    -----

Per Share
  Operating Performance
Net asset value,
  beginning of year           $12.88     $18.86     $28.01     $20.18     $18.15
Income from investment
 operations-
 Net investment income(loss)    0.03      (0.10)    (0.03)(1)    0.06       0.01
 Net realized and unrealized
 gain (loss) on investments    (1.05)     (5.41)    (5.30)       9.07       2.98
                              -------     ------    ------      -----     ------
Total from
  investment operations        (1.02)     (5.51)    (5.33)       9.13       2.99
                              ------      -----     ------      -----     ------
Less distributions-
   Distributions from
    net investment income       -         (0.12)    (0.08)      (0.05)         -
   Distributions from
    realized gains              -         (0.35)    (3.74)      (1.25)    (0.96)
                             ------       -----     -----       ------   -------
Total distributions             -         (0.47)    (3.82)      (1.30)    (0.96)
                             ------       -----     -----       -----    -------
Net asset value,
  end of year                $11.86      $12.88     $18.86      $28.01    $20.18
                             ======      ======     ======      ======    ======

Total Return                 (7.92%)    (29.22%)   (18.70%)     46.52%    16.77%

Ratios/Supplemental Data
Net assets,
  end of year (000's)       $29,026     $44,356   $133,233    $192,537  $161,933
Ratio to average net assets-
  Expenses (A)                 2.44%       1.89%      1.39%       1.28%    1.40%
  Expenses-net (B)             2.44%       1.88%      1.38%       1.27%    1.36%
  Net investment
    income (loss)              0.18%      (0.38%)    (0.15%)      0.03%    0.06%
Portfolio turnover rate       97.73%      92.39%     69.12%      37.91%   41.51%

(A) Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.

(B) Expense ratio-net reflects the effect of the custodian fee credits the Fund received. In addition, the expense ratio in 2001 has increased by .13% as a result of a change in accounting principle related to the recording of redemption fees. Prior year numbers have not been restated to reflect this change.

(1)  Based on average shares outstanding

EASTERN EUROPEAN EQUITY FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                             Years ended December 31,

                                     2002      2001     2000      1999      1998
                                     ----      -----    -----     ----      ----
Per Share Operating Performance
Net asset value,
  beginning of year                  $ 7.12    $ 7.69   $ 9.32    $ 8.14  $15.25
                                     ------    ------   ------    ------  ------
Income from
  investment operations-
   Net investment loss                (0.13)    (0.07)  (0.21)(1)  (0.20) (0.31)
  Net realized and unrealized
   gain(loss)on investments            1.59     (0.50)  (1.42)      1.38  (6.80)
                                    -------    -------  -------    -----  ------
Total from investment operations       1.46     (0.57)  (1.63)      1.18  (7.11)
                                    -------    -------  -------    -----  ------
Less distributions
 Distributions from
  realized gains on
   investments                         -          -       -           -        -
                                    -------    -------    ----    -----  -------
Total distributions                    -          -       -           -        -
                                    -------    -------    ----    -----   ------
Net asset value, end of year         $ 8.58     $ 7.12   $ 7.69  $ 9.32   $ 8.14
                                     ======     ======   ======  ======   ======
Total Return                         20.51%     (7.41%) (17.49%)  14.50%(46.62%)
Ratios/Supplemental Data
Net assets, end of year (000's)    $18,902    $15,070  $19,232  $33,644  $36,154
Ratio to average net assets-
  Expenses (A)                        3.23%      3.46%    2.81%    3.37%   2.57%
  Expenses-net (B)                    3.23%      3.38%    2.59%    3.26%   2.41%
  Net investment loss                (1.62%)    (0.95%)  (1.76%)  (2.35%)(1.67%)
Portfolio turnover rate              85.90%     71.18%   85.97%  103.80% 135.35%

(A) Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.

(B) Expense ratio-net reflects the effect of the custodian fee credits the Fund received. In addition, the expense ratio in 2001 has increased by .25% as a result of a change in accounting principle related to the recording of redemption fees. Prior year numbers have not been restated to reflect this change.

(1)  Based on average shares outstanding

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Company's SAI dated May 1, 2003 which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the SAI by writing to The World Funds, Inc., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800)527-9525 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.



(Investment Company Act File No. 811-3551)

[graphics omitted]


VONTOBEL FUNDS, INC.
1500 FOREST AVENUE, SUITE 223
RICHMOND, VA 23229
(800) 527-9500

STATEMENT OF ADDITIONAL INFORMATION

VONTOBEL U.S. VALUE FUND
VONTOBEL INTERNATIONAL EQUITY FUND
EASTERN EUROPEAN EQUITY FUND

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the Vontobel U.S. Value Fund, the Vontobel International Equity Fund and the Vontobel Eastern European Equity Fund dated May 1, 2003. You may obtain the prospectus, free of charge, by writing to Vontobel Funds, Inc., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (800) 527-9500.

The Funds' audited financial statements and notes thereto for the year ended December 31, 2002 and the unqualified report of Tait, Weller & Baker, the Funds' independent auditors, on such financial statements are included in the Funds' Annual Report to Shareholders for the year ended December 31, 2002 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Funds or calling (800) 527-9500.





The date of this SAI is May 1, 2003

                                TABLE OF CONTENTS



                                                               PAGE

General Information...............................................1
Investment Objectives.............................................1
Strategies and Risks..............................................1
Investment Programs...............................................2
Investment Restrictions..........................................13
Management of the Company........................................15
Policies Concerning Personal Investment Activities...............19
Principal Securities Holders.....................................19
Investment Adviser and Advisory Agreement .......................20
Management-Related Services......................................21
Portfolio Transactions...........................................24
Capital Stock and Dividends......................................25
Distribution ....................................................26
Additional Information about Purchases and Sales.................27
Tax Status ......................................................31
Investment Performance...........................................33
Financial Information............................................36

                               GENERAL INFORMATION

Vontobel Funds, Inc. (the "Company") was organized as a Maryland corporation on October 28, 1983. The Company is an open-end, management investment company (commonly known as a "mutual fund"), registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This SAI relates to the Vontobel U.S. Value Fund (the "Value Fund"), the Vontobel International Equity Fund (the "International Equity Fund") and the Vontobel Eastern European Equity Fund (the "Eastern European Equity Fund") (individually, a "Fund"; and, collectively, the Funds"). Each Fund is a separate investment portfolio or series of the Company. The International Equity and Eastern European Equity Funds are "diversified" series," as that term is defined in the 1940 Act. The Value Fund is a "non-diversified" series.

As of the date of this SAI, each Fund is authorized to offer three classes of shares, two of which are offered by this SAI: Class A Shares imposing a front-end sales charge up to a maximum of 5.75%; and Class C Shares charging a deferred sales charge of 2% if shares are redeemed within two years after purchase and a 12b-1 fee. Each class of shares are substantially the same as they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

The Company was originally named The Commonwealth Group, Inc. On December 30, 1988, the Company changed its name to Tyndall-Newport Fund, Inc. On July 10, 1990, the Company again changed its name to Tyndall World Funds, Inc. On April 26, 1991, the Company changed its name from Tyndall World Funds, Inc. to World Funds, Inc. On February 28, 1997, the Company changed its name from World Funds, Inc. to Vontobel Funds, Inc.

              ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

The following information supplements the discussion of each Fund's investment objective and policies. A Fund's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of such Fund. As used in this SAI, "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of each Fund that are not fundamental policies can be changed by the Board of Directors of the Company without shareholder approval.

                              INVESTMENT OBJECTIVES

The Value Fund's investment objective is to achieve long-term capital appreciation. The investment objective of the International Equity Fund and the Eastern European Equity Fund is to achieve capital appreciation.

All investments entail some market and other risks. For instance, there is no assurance that a Fund will achieve its investment objective. You should not rely on an investment in a Fund as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds' prospectus. In seeking to meet its investment objective, each Fund may invest in any type of security whose characteristics are consistent with its investment program described below.

                               INVESTMENT PROGRAMS

Convertible Securities -- Each of the Funds may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, a Fund may have to pay more for a convertible security than the value of the underlying common stock.

Warrants -- Each of the Funds may invest in warrants. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Illiquid Securities -- Each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Debt Securities -- Under normal circumstances, the Value Fund will have at least 65% of its net assets invested in equity securities. The Value Fund may also acquire debt securities and cash equivalents, such as overnight repurchase agreements and short-term U.S. Government securities. In addition, for temporary defensive purposes, the International Equity and Eastern European Equity funds may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. Debt securities include obligations of governments, instrumentalities and corporations. The debt securities in which the Funds may invest will be rated at the time of purchase Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard & Poor's Rating Group ("S&P"), or foreign securities not subject to standard credit ratings, which the investment adviser believes are of comparable quality. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

Strategic Transactions -- Each of the Funds may utilize a variety of investment strategies to hedge various market risks (such as interest rates, currency exchange rates, and broad specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain (strategies described in more detail below). Such strategies are generally accepted as modern portfolio management and are regularly utilized by many mutual funds and institutional investors. Techniques and instruments may change over time as new instruments and strategies develop and regulatory changes occur.

In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as they are in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could also be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lower trading volume and liquidity.

Options -- Each of the Funds may purchase and sell options as described herein.

Put and Call Options -- A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A Fund may purchase a put option on a security to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in market value by giving a Fund the right to sell such instrument at the option exercise price. Such protection is, of course, only provided during the life of the put option when a Fund is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity to profit from a market increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option, or, which it will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply and demand for credit conditions, and the general interest rate environment. The premium received by a Fund for writing covered call options will be recorded as a liability in its statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value ("NAV") per share is computed (close of the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

The premium paid by a Fund when purchasing a put option will be recorded as an asset in its statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's NAV per share is computed (close of the NYSE), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

The purchase of a put option will constitute a short sale for federal tax purposes. The purchase of a put at a time when the substantially identical security held long has not exceeded the long term capital gain holding period could have adverse tax consequences. The holding period of the long position will be cut off so that even if the security held long is delivered to close the put, short term gain will be recognized. If substantially identical securities are purchased to close the put, the holding period of the securities purchased will not begin until the closing date. The holding period of the substantially identical securities not delivered to close the short sale will commence on the closing of the short sale.

A Fund will purchase a call option only to close out a covered call option it has written. It will write a put option only to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or, to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If it cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. A Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by a Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Funds are each authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlement may become available in the future. Index options and Eurocurrency instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options;
(2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. Although not required to do so, the Funds generally expect to enter into OTC options that have cash settlement provisions.

Unless the parties provide otherwise, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the investment adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization (a "NRSRO"). The staff of the U.S. Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a Fund and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its assets in illiquid securities.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge against a decrease in the value of the underlying securities or instruments in its portfolio. The premium may also increase the Fund's income.

The sale of put options can also provide income.

The Funds may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, and Eurocurrency instruments (see "Eurocurrency Instruments" below for a description of such instruments) that are traded in U.S. and foreign securities exchanges and in the over-the-counter markets, and futures contracts. The International Equity Fund and the Eastern European Equity Fund (the "International Funds") may purchase and sell call options on currencies. All calls sold by the International Funds must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

The Funds may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, convertible securities, and Eurocurrency instruments (whether or not a Fund holds the above securities in its portfolio), and futures contracts. A Fund may not purchase or sell futures contracts on individual corporate debt securities. The International Funds may purchase and sell put options on currencies. A Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price. For tax purposes, the purchase of a put is treated as a short sale, which may cut off the holding period for the security. Consequently, the purchase of a put is treated as generating gain on securities held less than three months or short term capital gain (instead of long term) as the case may be.

Options on Securities Indices and Other Financial Indices -- The Funds may also purchase and sell call and put options on securities indices and other financial indices. By doing so, the Funds can achieve many of the same objectives that they would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or any other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures -- The International Funds may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or currency market changes and for risk management purposes. The use of futures for hedging is intended to protect the International Funds from (1) the risk that the value of its portfolio of investments in a foreign market may decline before it can liquidate its interest, or (2) the risk that a foreign market in which it proposes to invest may have significant increases in value before it actually invests in that market. In the first instance, a Fund will sell a future based upon a broad market index which it is believed will move in a manner comparable to the overall value of securities in that market. In the second instance, a Fund will purchase the appropriate index as an "anticipatory" hedge until it can otherwise acquire suitable direct investments in that market. As with the hedging of foreign currencies, the precise matching of financial futures on foreign indices and the value of the cash or portfolio securities being hedged may not have a perfect correlation. The projection of future market movement and the movement of appropriate indices is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Regulatory policies governing the use of such hedging techniques require the International Funds to provide for the deposit of initial margin and the segregation of suitable assets to meet their obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the International Funds, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurocurrency instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The International Funds' use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. The International Funds will use such techniques only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If the International Funds exercise an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

The International Funds will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of such Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions -- The International Funds may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract between the parties, at a specified price. These contracts are traded in the interbank market and conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement or commissions charges. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Currency swaps operate similarly to an interest rate swap (described below). The International Funds may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO, or (except for OTC currency options) are determined to be of equivalent credit quality by the investment adviser.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the International Funds are engaging in proxy hedging (see "Proxy Hedging," below). If the International Funds enter into a currency hedging transaction, they will comply with the asset segregation requirements described below. Cross currency hedges may not be considered "directly related" to the International Funds' principal business of investing in stock or securities (or options and futures thereon), resulting in gains therefrom not qualifying under the "less than 30% of gross income" test of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the International Funds if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges the International Funds have entered into to be rendered useless, resulting in full currency exposure and transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

The International Funds' dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

Transaction Hedging -- Transaction Hedging occurs when a Fund enters into a currency transaction with respect to specific assets or liabilities. These specific assets or liabilities generally arise in connection with the purchase or sale of a Fund's portfolio securities or the receipt of income therefrom. The International Funds may use transaction hedging to preserve the United States dollar price of a security when they enter into a contract for the purchase or sale of a security denominated in a foreign currency. The International Funds will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging -- Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The International Funds may use position hedging when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The International Funds may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The International Funds will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

Cross Hedging -- The International Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the International Funds have or expect to have portfolio exposure.

Proxy Hedging -- To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the International Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and buying U.S. dollars. The amount of the contract would not exceed the value of the International Funds' securities denominated in linked currencies. For example, if the investment adviser considers that the Swedish krona is linked to the euro, the International Fund holds securities denominated in Swedish krona and the investment adviser believes that the value of Swedish krona will decline against the U.S. dollar, the investment adviser may enter into a contract to sell euros and buy U.S. dollars.

Combined Transactions -- The Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction or when the investment adviser believes that it is in a Fund's best interests to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Eurocurrency Instruments -- Each of the International Funds may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The International Funds might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed income instruments are linked.

Segregated and Other Special Accounts -- In addition to other requirements, many transactions require a Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through the ownership of the underlying security, financial instruments or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or segregate liquid high grade assets equal to the excess of the index value over the exercise price industry or other on a current basis. A put option written by a Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price. A currency contract which obligates the International Funds to buy or sell currency will generally require the International Funds to hold an amount of that currency or liquid securities denominated in that currency equal to the International Funds' obligations or to segregate liquid high grade assets equal to the amount of the International Funds' obligation.

OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange-listed options sold by a Fund other than those generally settle with physical delivery, and the Fund will segregate an amount of liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating sufficient liquid assets. Such assets may consist of cash, cash equivalents, liquid debt securities or other liquid assets.

With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each of the International Funds may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the International Funds could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets, if the International Funds held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offered in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, liquid assets equal to any remaining obligation would need to be segregated.

The International Funds' activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Depositary Receipts -- American Depositary Receipts ("ADRs") are receipts typically issued in the U.S. by a bank or trust company evidencing ownership of an underlying foreign security. Each of the International Funds may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Like ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Registered Depositary Certificates ("RDCs") represent receipts for a foreign security. However, they are issued outside of the U.S. The International Funds may also invest in EDRs, GDRs and RDCs.

EDRs, GDRs and RDCs involve risks comparable to ADRs, as well as the fact that they are issued outside of the U.S. Furthermore, RDCs involve risks associated with securities transactions in Russia.

Temporary Defensive Positions -- When the investment adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, each of the Funds may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements. For temporary defensive purposes, the International Funds may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When a Fund is in a temporary defensive position, it is not pursuing its stated investment policies. The investment adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such alternative strategies will be utilized.

U.S. Government Securities -- The Funds may invest in U.S. Government Securities. The term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U.S. Government agencies or U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision.

Repurchase Agreements -- As a means of earning income for periods as short as overnight, the Funds may enter into repurchase agreements that are collateralized by U.S. Government Securities. The Funds may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which the Funds invest. Under a repurchase agreement, a Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by a Fund. The investment adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, a Fund's right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

If the buyer under a repurchase agreement becomes insolvent, a Fund's right to re-acquire its securities may be impaired. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the buyer of the securities before repurchase of the securities under a reverse repurchase agreement, it may encounter delay and incur costs before being able to apply the cash held to purchase replacement securities. Also, the value of such securities may increase before it is able to purchase them.

Portfolio Turnover -- Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for a Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. The Adviser anticipates that the average annual portfolio turnover rate of each of the Funds will be less than 100%. As a result of negative investment performance, there were increased transactions (due to Fund redemptions) in the Value Fund for the fiscal year ended December 31, 2000, which caused the Fund's portfolio turnover to exceed 100%.

Other Investments -- The Board of Directors may, in the future, authorize one or more of the Funds to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Fund's investment objective and that such investment would not violate the Fund's fundamental investment policies or restrictions.
                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions -- The Funds have adopted the following fundamental investment restrictions. The fundamental investment restrictions cannot be changed without approval by the vote of a "majority of the outstanding voting securities" of each Fund.

As a matter of fundamental policy, a Fund will not:

1) Except for the Value Fund, as to 75% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

2) Except for the Value Fund, purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof) if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities of such issuer.

3) Act as an underwriter of securities of other issuers, except that the International Funds may invest up to 10% of the value of its total assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

4) Buy or sell commodities or commodity contracts, provided that the International Funds may utilize not more than 1.00% of its assets for deposits or commissions required to enter into and forward foreign currency contracts for hedging purposes.

5) As to the International Funds, borrow money except for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. As to the Value Fund, borrow money, except as a temporary measure for extraordinary or emergency purposes, or except in connection with reverse repurchase agreements, provided that the Fund maintains asset coverage of 300% in connection with the issuance of senior securities. Notwithstanding the foregoing, to avoid the untimely disposition of assets to meet redemptions, the Value Fund may borrow up to 33 1/3% of the value of the Value Fund's assets to meet redemptions, provided that the Fund may not make other investments while such borrowings are outstanding.

6) Make loans, except that a Fund may (1) lend portfolio securities; and (2) enter into repurchase agreements secured by U.S. Government securities.

7) Invest more than 25% of a Fund's total assets in securities of one or more issuers having their principal business activities in the same industry. For the purpose of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

8) Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

9) Invest in interests in oil, gas, or other mineral explorations or development programs.

10)   Issue senior securities.

11) Participate on a joint or a joint and several basis in any securities trading account.

12)   Purchase or sell real estate (except that a Fund may invest in:

      (i) securities of companies which deal in real estate or mortgages; and

      (ii) securities secured by real estate or interests therein, and that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities).

13) Invest in companies for the purpose of exercising control.

14) Purchase securities on margin, except that it may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities.

15)   Engage in short sales.

In applying the fundamental investment policies and restrictions:

(a) Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with a Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

(b) Except with respect to their fundamental limitations with respect to borrowings, the Funds adhere to the percentage restrictions on investment or utilization of assets set forth above at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction.

Non-Fundamental Policies and Restriction -- In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus and elsewhere in the SAI, the Funds will be subject to the following investment restrictions. Theses restrictions are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

As a matter of non-fundamental policy, a Fund may not:

1)         Invest more than 15% of its net assets in illiquid securities.

                            MANAGEMENT OF THE COMPANY

Directors and Officers -- The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders. The Directors are experienced businesspersons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Funds, and review performance. The names, addresses and ages of the Directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The Directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and principal underwriter, and officers of the Company, are noted with an asterisk (*).

=====================================================================
Name, Address     Position(s)     Number Principal          Other
and               Held With       of     Occupation(s)      Directorships
Age               Company and     Funds  During The Past    by
                  Tenure          in     5  Years           Directors
                                  Company                   and
                                  Overseen                  Number
                                                            of
                                                            Funds
                                                            in the
                                                            Complex
                                                            Overseen
---------------------------------------------------------------------
---------------------------------------------------------------------
Interested Directors:
---------------------------------------------------------------------

-----------------------------------------------------------------
John  Pasco,  III Chairman,      3     Mr. Pasco is      The
(1)               Director             Treasurer and     World
1500 Forest       and  Treasurer       Director of       Funds,
Avenue, Suite 223 since                Commonwealth      Inc.-
Richmond, VA      October,             Shareholder       7
23229             1983                 Services, Inc.,   Funds;
 (57)                                  the Company's     The
                                       Administrator,    World
                                       since 1985;       Insurance
                                       President and     Trust
                                       Director of       - 1
                                       Vontobel Fund     Fund
                                       Distributors, a
                                       division of
                                       First Dominion
                                       Capital Corp.,
                                       the Company's
                                       Underwriter;
                                       Director and
                                       Shareholder  of
                                       Fund Services
                                       Inc., the
                                       Company's
                                       Transfer  and
                                       Disbursing
                                       Agent, since
                                       1987; a
                                       shareholder of
                                       Commonwealth
                                       Fund Accounting,
                                       Inc., which
                                       provides
                                       bookkeeping
                                       services;
                                       President and
                                       Treasurer of
                                       Commonwealth
                                       Capital
                                       Management, LLC,
                                       a registered
                                       investment
                                       adviser, since
                                       December, 2002;
                                       and Chairman and
                                       Trustee of World
                                       Insurance Trust,
                                       a registered
                                       investment
                                       company, since
                                       May, 2002.  Mr.
                                       Pasco is also a
                                       certified public
                                       accountant.
-----------------------------------------------------------------
-----------------------------------------------------------------
Interested Directors:
-----------------------------------------------------------------
-----------------------------------------------------------------
Joseph           Director       3      Mr. Mastoloni    The
Mastoloni (2)    since                 has served as    World
450 Park Avenue  February,             Compliance       Insurance
New York, NY     2001                  Officer of       Trust -
10022                                  Vontobel Asset   1 Fund
(39)                                   Management,
                                       Inc., a
                                       registered
                                       investment
                                       adviser, since
                                       May, 1994 and
                                       was appointed
                                       as Vice
                                       President in
                                       July 1999; and
                                       a Trustee for
                                       World Insurance
                                       Trust, a
                                       registered
                                       investment
                                       adviser, since
                                       May, 2002.

-----------------------------------------------------------------
Non-Interested Directors:
-----------------------------------------------------------------
-----------------------------------------------------------------
Samuel Boyd, Jr. Director       3      Mr. Boyd is      The
10808 Hob Nail   since                 Manager of the   World
Court            October,              Customer         Funds,
Potomac, MD      1983                  Services         Inc.-
20854                                  Operations and   7
                                       Accounting       Funds;
(62)                                   Division of the  The
                                       Potomac          World
                                       Electric Power   Insurance
                                       Company since    Trust -
                                       August, 1978; a  1 Fund;
                                       Trustee of       Satuit
                                       World Insurance  Capital
                                       Trust,  a        Management
                                       registered       Trust -
                                       investment       1 Fund
                                       company, since
                                       May, 2002; and
                                       a Trustee of
                                       Satuit Capital
                                       Management
                                       Trust, a
                                       registered
                                       investment
                                       company, since
                                       October, 2002.
                                       Mr. Boyd is
                                       also a
                                       certified
                                       public
                                       accountant.
-----------------------------------------------------------------
-----------------------------------------------------------------
William E. Poist Director       3      Mr. Poist has    The
5272 River Road  since                 served as a      World
Bethesda, MD     October,              financial and    Funds,
20816            1983                  tax consultant   Inc.-
                                       through his      7
(66)                                   firm Management  Funds;
                                       Consulting for   The
                                       Professionals    World
                                       since 1968; a    Insurance
                                       Trustee of       Trust -
                                       World Insurance  1 Fund
                                       Trust, a
                                       registered
                                       investment
                                       company, since
                                       May, 2002.  Mr.
                                       Poist is also a
                                       certified
                                       public
                                       accountant.

-----------------------------------------------------------------
-----------------------------------------------------------------
Paul M.          Director       3      Mr. Dickinson    The
Dickinson        since July,           has served as    World
8704             1987                  President of     Funds,
Berwickshire Dr.                       Alfred J.        Inc.-
Richmond, VA                           Dickinson,       7
23229                                  Inc., Realtors   Funds;
                                       since April      The
(55)                                   1971; and a      World
                                       Trustee of       Insurance
                                       World Insurance  Trust -
                                       Trust, a         1 Fund
                                       registered
                                       investment
                                       company, since
                                       May, 2002.
-----------------------------------------------------------------
Officers:
-----------------------------------------------------------------
F. Byron         Secretary     N/A    Mr. Parker has    N/A
Parker, Jr.      since                served as
1500 Forest      October,             Secretary of
Avenue, Suite    1983                 Commonwealth
222                                   Shareholder
Richmond, VA                          Services, Inc.,
23229                                 the Company's
                                      Administrator,
(60)                                  since 1986;
                                      Secretary of
                                      The World Funds,
                                      Inc., a registered
                                      investment company,
                                      since May 1997;
                                      and Secretary of World
                                      Insurance Trust,
                                      a registered investment
                                      company, since May, 2002.
                                      He is also a
                                      Partner in the law
                                      firm Parker and McMakin.
-----------------------------------------------------------------
-----------------------------------------------------------------
Edwin D.         Vice          N/A    Mr. Walczak has   N/A
Walczak          President of         served as Senior
450 Park         the Company          Vice President
Avenue           and                  and Portfolio
New York, NY     President of         Manager of
10022            the Vontobel         Vontobel Asset
(49)             U. S. Value          Management,
                 Fund since           Inc., a
                 March,               registered
                 1990                 investment
                                      adviser, since
                                      July 1988.
-----------------------------------------------------------------
-----------------------------------------------------------------
Rajiv Jain       Vice          N/A    Mr. Jain joined   N/A
450 Park Avenue  President of         Vontobel Asset
New York, NY     the                  Management,
10022            Company              Inc., a
(35)             and                  registered
                 President of         investment
                 the Vontobel         adviser, in
                 International        November, 1994
                 Equity Fund          as an equity
                 since April,         analyst.  He was
                 2002                 appointed Vice
                                      President in January,
                                      1998, First Vice
                                      President in January,
                                      2000, Managing
                                      Director in January,
                                      2002 and Portfolio
                                      Manager in February, 2002.
-----------------------------------------------------------------
Guenter Faschang Vice          N/A    Mr. Faschang      N/A
450 Park Avenue  President of         began his career
New York, NY     the Company          in  September
10022            and                  1995 as a
(30)             President of         registered
                 the Vontobel         trader on the
                 Eastern              floor of the
                 European             Frankfurt Stock
                 Equity Fund          Exchange with
                                      Sputz AG and
                                      Exco-Bierbaum.
                                      In March 1997
                                      he joined
                                      Investmentbank
                                      Austria, Vienna,
                                      as a Central
                                      European equity
                                      strategist.
                                      In January 1998
                                      Mr. Faschang moved to
                                      Erste Bank, Vienna,
                                      as a Central European
                                      equity strategist
                                      and sector analyst for
                                      Russian oil stocks,
                                      with responsibility
                                      for organizing the
                                      Erste group's Central
                                      European research
                                      effort. In March 2000 he
                                      was appointed manager of
                                      Erste-Sparinvest's
                                      Danubia Fund. In July
                                      2001 Mr. Faschang
                                      joined Vontobel Asset
                                      Management AG as head
                                      of Eastern European
                                      equity management and
                                      research, and was at
                                      the same time appointed
                                      a Vice President
                                      of Vontobel Asset
                                      Management, Inc., a
                                      registered investment adviser.
=================================================================


(1) Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns First Dominion Capital Corp., the principal underwriter of the Company; and (3) he owns or controls several of the Company's various service providers.
(2) Mr. Mastoloni is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Mastoloni is an interested person because: (1) he is an officer of Vontobel Asset Management, Inc. the investment adviser to the Funds.

Each director holds office for an indefinite term and until the earlier of: the Company's next annual meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each officer holds office at the pleasure of the Board of Directors and serves for a period of one year, or until his successor is duly elected and qualified.

Mr. Pasco, the Chairman of the Board of the Company, is the President and director of Vontobel Fund Distributors, a division of First Dominion Capital Corp., the Company's underwriter. Mr. Mastoloni, a director of the Company, is an officer of Vontobel Asset Management, Inc., the Company's investment adviser. Messrs. Walczak, Jain and Faschang, officers of the Company, are officers of Vontobel Asset Management, Inc., the Company's investment adviser.

The Company has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board of Directors the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Directors. During its most recent fiscal year ended December 31, 2002, the Audit Committee met three times.

The Company has a standing Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During the Company's most recent fiscal year ended December 31, 2002, the Nominating Committee did not meet.

As of December 31, 2002, the directors beneficially owned the following dollar range of equity securities in each Fund as indicated below:


-----------------------------------------------------------------
Name of      Dollar Range of Equity         Aggregate Dollar
Director     Securities in the Fund         Range of Equity
                                            Securities  in  All
                                            Funds of the
                                            Company Overseen
                                            by the Director
-----------------------------------------------------------------
-----------------------------------------------------------------
John   Pasco, None                           None
III
-----------------------------------------------------------------
-----------------------------------------------------------------
Joseph        None                           None
Mastoloni
-----------------------------------------------------------------
-----------------------------------------------------------------
Samuel  Boyd, $1-$10,000 - Value Fund        $10,001-$50,000
Jr.           $1-$10,000 - International
                           Equity Fund
              $1-$10,000 - Eastern  European
                           Equity Fund
-----------------------------------------------------------------
-----------------------------------------------------------------
Paul          $10,001-$50,000 - Value Fund   $10,001-$50,000
Dickinson     $1-$10,000 -      International
                                Equity Fund
              $1-$10,000 -      Eastern  European
                                Equity Fund
-----------------------------------------------------------------
-----------------------------------------------------------------
William Poist $1-$10,000 -      Value Fund        $10,001-$50,000
              $1-$10,000   -    International
                                Equity Fund
              $10,001-$50,000 - Eastern
                                European Equity
                                Fund
-----------------------------------------------------------------



Compensation of Directors -- The Company does not compensate the directors and officers who are officers or employees of any investment adviser to a Fund of the Company. The directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act, receive an annual retainer of $1,000 and a fee of $200 for each meeting of the directors which they attend in person or by telephone. Mr. Parker, Secretary of the Company, received legal fees from the Company for certain legal services provided to the Company. Directors and officers are reimbursed for travel and other out-of-pocket expenses. The Company does not offer any retirement benefits for directors.

-----------------------------------------------------------------
Name   of   Person, Aggregate    Pension     Estimated   Total
Position            Compensation or          Annual      Compensation
                    From the     Retirement  Benefits    from Fund
                    Company      Benefits    Upon        and Fund
                    (1)          Accrued     Retirement  Complex
                                 As Part                 Paid to
                                 of Fund                 Directors(2)
                                 Expenses
-----------------------------------------------------------------
-----------------------------------------------------------------
John  Pasco,   III, N/A        N/A        N/A         N/A
Chairman
-----------------------------------------------------------------
-----------------------------------------------------------------
Joseph   Mastoloni, N/A        N/A        N/A         N/A
Director
-----------------------------------------------------------------
-----------------------------------------------------------------
Samuel  Boyd,  Jr., $6,300     N/A        N/A         $6,300
Director
-----------------------------------------------------------------
-----------------------------------------------------------------
Paul M.  Dickinson, $6,300     N/A        N/A         $6,300
Director
-----------------------------------------------------------------
-----------------------------------------------------------------
William  E.  Poist, $6,300     N/A        N/A         $6,300
Director
-----------------------------------------------------------------

 (1) This amount represents the aggregate amount of compensation paid to the directors for service on the Board of Directors for the Funds' fiscal year ended December 31, 2002.
(2) This amount represents the aggregate amount of compensation paid to the directors by all funds offered by the Company for the fiscal year or period ended December 31, 2002. The Company consisted of a total of three funds as of December 31, 2002.

Approval of the Advisory Agreement

The Board of Directors of the Company most recently re-approved the terms and conditions of the Investment Advisory Agreements between the Company, on behalf of each Fund, and Vontobel Asset Management, Inc. (the "Adviser") at a meeting on November 20, 2002. At the meeting, the directors reviewed the materials provided to the directors in advance of the meeting. These materials included a description of each agreement, information concerning the fees charged for investment advisory services, information on each Fund's expense ratio, performance data for each Fund and their comparable competitors and indices, and information concerning the personnel rendering investment advisory services to the applicable Fund. Each director was also provided with a memorandum discussing the Board's responsibilities in connection with the renewal of these agreement and materials which analyzed each Fund's fees, expenses and performance in comparison to other comparable funds and indices.

The Board discussed the various information provided to them and reviewed the terms and conditions of each agreement. The Board also reviewed the nature, scope and quality of the investment advisory services provided to each Fund. The Board noted that Mr. Mastoloni, a director of the Company, could benefit from the renewal of these agreements due to his affiliation with the Adviser. The Board also discussed the profitability of the Adviser.

Based upon the information provided to them, the Board of Directors concluded that the Adviser had to capabilities, resources and personnel necessary to manage the investments of each Fund. The Board of Directors then decided to continue each agreement for a period of one year commencing January 1, 2003, and concluded that each of the agreements contained terms, including the provisions for fees, that were fair and reasonable to the applicable Fund.

Sales Loads -- No front-end or deferred sales charges are applied to purchase of Fund shares by current or former directors, officers, employees or agents of the Company, the Adviser, FDCC, and by the members of their immediate families. These sales waivers are in place because of the nature of the investor and in recognition of the reduced sales effort required to attract such investments.

              POLICIES CONCERNING PERSONAL INVESTMENT ACTIVITIES

The Fund, investment adviser and principal underwriter have each adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

As of March 31, 2003, the following persons owned of record or beneficially 5% or more of the outstanding voting shares of the following classes of the Funds:

Value  Fund

Charles Schwab Reinvestment, 101 Montgomery Street, San Francisco, CA 94104, 1,475,684.975 outstanding shares (or 38.550%) and Bank Vontobel AG and its affiliates, Bahnhofstrasse #3 CH-8022 Zurich, Switzerland, 341,505.711 outstanding shares (or 8.921%)

International Equity Fund

Charles Schwab Reinvestment, 101 Montgomery Street, San Francisco, CA 94104, 894,947.259 outstanding shares (or 40.845%); Bank Vontobel AG and its affiliates, Bahnhofstrasse #3 CH-8022 Zurich, Switzerland, 200,895.815 outstanding shares (or 9.169%); NFSC for the benefit of EAMCO, P.O. Box 96211, Washington, D.C. 20090-6211, 117,997.058 outstanding shares (or 5.385%).

Eastern European Equity Fund

Charles Schwab Reinvestment, 101 Montgomery Street, San Francisco, CA 94104, 479,612.572 outstanding shares (or 20.653%); Bank Vontobel AG and its affiliates, Bahnhofstrasse #3 CH-8022 Zurich, Switzerland, owned of record 187,877.095 outstanding shares (or 8.090%); and National Investors Services, Corp., for the exclusive benefit of customers, 55 Water Street, 32nd Floor, New York, New York 10041, 263,454.360 outstanding shares (or 11.345%).

Management Ownership

As of March 31, 2003, the directors and officers, as a group, owned less than 1% of the outstanding shares of the Company, its series or classes.

                   INVESTMENT ADVISER AND ADVISORY AGREEMENT

Vontobel Asset Management, Inc., located at 450 Park Avenue, New York, New York 10022, is the investment adviser for each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, (the "Advisers Act"). The Adviser is a wholly owned subsidiary of Vontobel Holding AG, a Swiss bank holding company which is traded on the Swiss Stock Exchange.

The Adviser serves as investment adviser to the Funds pursuant to separate Investment Advisory Agreements with the Company for each Fund (each an "Advisory Agreement"). The Advisory Agreement for each Fund may be renewed annually provided such renewal is approved annually by: 1) the Company's Board of Directors; or 2) by a majority vote of the outstanding voting securities of the Company and a majority of the directors who are not "interested persons" of the Company. The Advisory Agreements will automatically terminate in the event of their "assignment," as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon 60 days' written notice to the other party by: (i) the majority vote of all the directors or by vote of a majority of the outstanding voting securities of the Fund; or (ii) the Adviser.

Under the Advisory Agreement, the Adviser provides each Fund with investment management services, subject to the supervision of the Board of Directors, and with office space, and pays the ordinary and necessary office and clerical expenses relating to investment research, statistical analysis, supervision of the Funds' portfolio and certain other costs. The Adviser also bears the cost of fees, salaries and other remuneration of Company's directors, officers or employees who are officers, directors, or employees of the Adviser. Each Fund is responsible for its other costs and expenses, such as, but not limited to, brokerage fees and commissions in connection with the purchase and sale of securities, legal, auditing, bookkeeping and recordkeeping services, custodian and transfer agency fees and fees and other costs of registration of each Fund's shares for sale under various state and federal securities laws.

As compensation for its service as investment adviser for each of the Funds, the Adviser receives a fee. That fee is payable monthly at an annualized rate that is equal to a percentage of each Fund's average daily net assets. The percentages are set forth below.

Under each Advisory Agreements for the Value Fund and the International Equity Fund, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the first $100 million of average daily net assets and 0.75% on average daily net assets in excess of $100 million. Under the Advisory Agreement for the Eastern European Equity Fund, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.25% on the average daily net assets. The following table shows the total amount of advisory fees that each Fund paid the Adviser for the last three fiscal years.

-----------------------------------------------------------------
Fund                    2000 Fees     2001 Fees    2002 Fees

-----------------------------------------------------------------
-----------------------------------------------------------------
Value Fund              $  616,564    $1,167,082   $876,616
-----------------------------------------------------------------
-----------------------------------------------------------------
International    Equity  1,473,957         830,594   361,230
Fund
-----------------------------------------------------------------
-----------------------------------------------------------------
Eastern        European     365,861        196,572   214,305
Equity Fund
-----------------------------------------------------------------

                           MANAGEMENT-RELATED SERVICES

Administration -- Pursuant to the Administrative Services Agreement with the Company (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the administrator of the Funds. CSS supervises all aspects of the operation of the Funds, except those performed by the Adviser. John Pasco III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives asset-based fees, computed daily and paid monthly at annual rates of 0.20% of the average daily net assets of each Fund on the first $500 million and 0.15% on assets in excess of $500 million (which includes regulatory matters, backup of the pricing of shares of each Fund, administrative duties in connection with execution of portfolio trades, and certain services in connection with Fund accounting). CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. The table below shows the total amount of administrative fees that each Fund paid CSS for the last three fiscal years.

-----------------------------------------------------------------

Years Ended December 31,
-----------------------------------------------------------------
-----------------------------------------------------------------
Fund                            2000 Fees  2001 Fees  2002 Fees
-----------------------------------------------------------------
-----------------------------------------------------------------
Value Fund                      $140,916   $258,139   $152,077
-----------------------------------------------------------------
-----------------------------------------------------------------
International Equity Fund         344,506    187,172      80,201
-----------------------------------------------------------------
-----------------------------------------------------------------
Eastern European Equity Fund        77,795     36,796     41,405
-----------------------------------------------------------------

Custodian and Accounting Services -- Pursuant to the Custodian Agreement and Accounting Agency Agreement with the Company, Brown Brothers Harriman & Co. ("BBH"), located at 40 Water Street, Boston Massachusetts, 02109, acts as the custodian of the Funds' securities and cash and as the Funds' accounting services agent. With the consent of the Company, BBH has designated The Depository Trust Company of New York, as its agent to secure a portion of the assets of the International Equity and Eastern European Equity Funds. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the International Equity and Eastern European Equity Funds outside the U.S. Such appointments are subject to appropriate review by the Company's Board of Directors. As the accounting services agent of the Funds, BBH maintains and keeps current the books, accounts, records, journals or other records of original entry relating to each Fund's business.

Transfer Agent -- Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Company's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. John Pasco, III, Chairman of the Board of the Company and an officer and shareholder of CSS (the Administrator of the Funds), owns one-third of the stock of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor -- Vontobel Fund Distributors, a division of First Dominion Capital Corp. (the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor of the Funds' shares pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of the Distributor, and is its President, Treasurer and a director. The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Funds' shares is continuous. The Distributor is entitled to the front-end sales charge on the sales of Class A Shares as described in the prospectus and this SAI. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Fund shares as described in the prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Funds, as described in the prospectus and this SAI.

During the fiscal year ended December 31, 2002, the Distributor received the following compensation as a result of the sale of Fund shares:

--------------------------------------------------------------------
                       Net            Compensation     Brokerage    Other
                       Underwritin    on               Commissions  Compensation
                       Discounts      Redemption                     (1)
                       and            and
Fund                   Commission     Repurchases
--------------------------------------------------------------------
--------------------------------------------------------------------
Value Fund             $15,245       $161,019          None          None
--------------------------------------------------------------------
--------------------------------------------------------------------
International   Equity $    58         30,970          None          None
Fund
--------------------------------------------------------------------
--------------------------------------------------------------------
Eastern       European $ 1,753         37,360          None          None
Equity Fund
--------------------------------------------------------------------

 Independent Accountants -- The Company's independent auditors, Tait, Weller & Baker, audit the Company's annual financial statements, assist in the preparation of certain reports to the SEC, and prepares the Company's tax returns. Tait, Weller & Baker is located at 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103.

Plan of Distribution -- The Funds have a Distribution 12b-1 and Service Plan (the "12b-1 Plan") for each of its Class C Shares under which it may finance certain activities primarily intended to sell such classes of shares, provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under each 12b-1 Plan were incurred within the preceding 12 months and accrued while such 12b-1 Plan is in effect. The 12b-1 Plans provide that each Fund will pay a fee to the Distributor at an annual rate of 1.00% of the average daily net assets attributable to a Fund's outstanding Class C Shares. During the fiscal year ended December 31, 2002, the Distributor received $667 in distribution and service fees from the Class C Shares of the Value Fund. This amount was used for sales and marketing purposes in connection with the sale of Class C Shares of the Value Fund.

Under each Fund's Class C Share 12b-1 Plans, payments by the Company (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to such Fund's outstanding Class C Shares, and
(ii) to an institution (a "Service Organization") for shareholder support services may not exceed the annual rates of 0.25% of the average daily net assets attributable to such Fund's outstanding Class C Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under each 12b-1 Plan are subject to Rule 12b-1. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting with respect to Class C Shares or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in Class C Shares; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Class C Shares.

The Company understands that Service Organizations may charge fees to their customers who are the beneficial owners of Class C Shares in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Company, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class C Shares.

Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plans provide that a report of the amounts expended under the 12b-1 Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. The 12b-1 Plans provide that they may not be amended to increase materially the costs which Class C Shares of such Fund may bear for distribution pursuant to the 12b-1 Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plans or in any related agreements (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Company's Board of Directors have concluded that there is a reasonable likelihood that the 12b-1 Plans will benefit each Fund and holders of Class C Shares. The 12b-1 Plans are subject to annual re-approval by a majority of the 12b-1 Directors and are terminable at any time with respect to each Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the Class C Shares of such Fund. Any agreement entered into pursuant to the 12b-1 Plans with a Service Organization is terminable with respect to such Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of Class C Shares of such Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plans are in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of each Fund's securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the applicable Fund.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where a Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of a Fund's brokerage to persons or firms providing the Adviser with investment recommendations, statistical research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical research or similar services" means (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received, on the basis of transactions for a Fund, may be used by the Adviser for the benefit of other clients, and the Funds may benefit from such transactions effected for the benefit of other clients.

While there is no formula, agreement or undertaking to do so, and when it can be done consistent with the policy of obtaining best price and execution, a Fund may consider sales of its shares as a factor in the selection of brokers to execute portfolio transactions. The Adviser may be authorized, when placing portfolio transactions for a Fund, to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The Board of Directors of the Company have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive (1) a price and execution no less favorable than that available from unaffiliated persons, and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The Board reviews all transactions which have been placed pursuant to those policies and procedures at its Board meetings.

When two or more Funds that are managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each Fund. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the ability of such Fund to participate in volume transactions will be beneficial for the Fund. The Board of Directors of the Company believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

The Funds paid brokerage commissions as follows:

-----------------------------------------------------------------

Years Ended December 31,
-----------------------------------------------------------------
-----------------------------------------------------------------
Fund                                     2000      2001      2002
-----------------------------------------------------------------
-----------------------------------------------------------------
Value Fund                               $314,380  $279,18   $255,623
-----------------------------------------------------------------
-----------------------------------------------------------------
International Equity Fund
                                         607,902    455,933   461,911
-----------------------------------------------------------------
-----------------------------------------------------------------
Eastern European Equity Fund
                                         49,412      26,129    66,349
-----------------------------------------------------------------

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue 500,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to each Fund, and has further reclassified those shares as follows:
Twenty Million (20,000,000) shares for Class A Shares of each series; Fifteen Million (15,000,000) shares for Class B Shares of each series; and Fifteen Million (15,000,000) shares for Class C Shares of each series. This SAI supplements the prospectus for Class A and Class C shares. Class B Shares are offered by a separate prospectus and statement of additional information.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the prospectuses, shares will be fully paid and non-assessable. Shares of the Funds do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of the Transfer Agent. Each class of shares in the Funds (i.e., Class A, Class B, and Class C Shares) bear pro-rata the same expenses and are entitled equally to each Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, as described below, holders of Class C Shares will bear the expenses of the Distribution 12b-1 and Service Plan applicable to it. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

If they deem it advisable and in the best interests of shareholders, the directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the applicable Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of the Automatic Investment Plan.

Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan -- The Board of Directors have adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Funds represent an equal pro rata interest in the Funds and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Funds may be exchanged for shares of the same class of another Fund; and (iii) each Fund's Class B Shares will convert automatically into Class A Shares of such Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion. At present, each Fund offers Class A Shares charging a maximum front-end sales charge of 5.75%, Class B Shares imposing a back-end sales charge upon the sale of shares within six years of purchase and Class C Shares charging a deferred sales charge if shares are redeemed within two years.

                                  DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Funds that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Funds' shares.

In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). These non-cash concessions are in addition to the sales load described in the prospectus. The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Computation of Offering Price - Class A Shares

A hypothetical illustration of the computation of the offering price per share of each Fund, using the value of each Fund's net assets attributable to Class A Shares and the number of outstanding Class A Shares of such Fund at the close of business on December 31, 2002 and the Class A Shares' maximum front-end sales charge of 5.75%, is as follows:

--------------------------------------------------------------
                                              Internation   Eastern
                           Value Fund         Equity        European
                               Class A        Fund          Equity
                               Shares         Class A       Fund
                                              Shares        Class A Shares
--------------------------------------------------------------
--------------------------------------------------------------
Net Assets                 $112,302,365       $18,902,157   $29,026,186
--------------------------------------------------------------
--------------------------------------------------------------
Outstanding Shares
                              6,024,493         2,448,114     2,203,184
--------------------------------------------------------------
--------------------------------------------------------------
Net Asset Value Per Share  $      18.64       $     11.86     $    8.58
--------------------------------------------------------------
--------------------------------------------------------------
Sales  Charge   (5.75%  of
the offering price)        $       1.14        $     0.72     $    0.52
--------------------------------------------------------------
--------------------------------------------------------------
Offering Price to Public   $      19.78        $    12.58     $    9.10
--------------------------------------------------------------

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares -- You may purchase Fund shares directly from the Distributor. You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the applicable Fund. You will also generally have to address your correspondence or questions regarding such Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Funds or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the applicable Fund on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the applicable Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Each Fund reserves the right to reject any purchase order and to suspend the offering of shares of such Fund. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Funds may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares -- Shareholders may exchange their shares for the same class of shares of any other Fund of the Company, provided the shares of such Fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholder sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with such Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until the third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form.

Eligible Benefit Plans -- An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of one or more of the Funds and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares -- You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or
(c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by such Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectus, each Fund offers the following shareholder services:

Regular Account -- The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account. Be sure to specify which class of shares you wish to invest in.

Telephone Transactions -- A shareholder may redeem shares or transfer into another fund if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. Each Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which a Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as a shareholder of record. Cooperation with these procedures helps to protect the account and the Fund involved from unauthorized transactions.

Automatic Investment Plans -- Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into a Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Individual Retirement Account ("IRA") -- All wage earners under 70-1/2, even those who participate in a company sponsored or government retirement plan, may establish their own IRA. You can contribute 100% of your earnings up to $3,000. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. A spouse who does not earn compensation can contribute up to $3,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. A special IRA program is available for corporate employees under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the recordkeeping requirements or establishing and maintaining a corporate retirement plan trust.

If a shareholder has received a distribution from another qualified retirement plan, all or part of that distribution may be rolled over into your Fund IRA. A rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the distribution you can continue to defer federal income taxes on your rollover contribution and on any income that is earned on that contribution.

Roth IRA -- A Roth IRA permits certain taxpayers to make a non-deductible investment of up to $3,000 per year. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. Provided an investor does not withdraw money from his or her Roth IRA for a 5 year period, beginning with the first tax year for which contribution was made, deductions from the investor's Roth IRA would be tax free after the investor reaches the age of 59-1/2. Tax free withdrawals may also be made before reaching the age of 59-1/2 under certain circumstances. Please consult your financial and/or tax professional as to your eligibility to invest in a Roth IRA. An investor may not make a contribution to both a Roth IRA and a regular IRA in any given year. An annual limit of $3,000 applies to contributions to regular and Roth IRAs. For example, if a taxpayer contributes $3,000 to a regular IRA for a year, he or she may not make any contribution to a Roth IRA for that year.

How to Establish Retirements Accounts -- Please call the Company to obtain information regarding the establishment of individual retirement plan accounts. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. A shareholder may wish to consult with an attorney or other tax adviser for specific advice concerning tax status and plans.


                                   TAX STATUS

Distributions and Taxes

Distributions of net investment income -- The Funds receive income generally in the form of dividend income on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or reinvest them in additional shares.

Distribution of capital gains -- The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminated excise or income taxes on the Fund.

Effect of foreign investments on distributions -- Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by a Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as return of capital.

A Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from a Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. A Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Information on the tax character of distributions -- The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxes as a regulated investment company -- Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board of Directors of the Company reserve the right not to maintain the qualifications of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise tax distribution requirements -- To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31st of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares -- Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Fund of the Company, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations -- Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations -- Because the Value Fund's income may include corporate dividends, if the shareholder is a corporation, a percentage of the dividends paid by the Value Fund may qualify for the dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Value Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

Because the income of the International Funds are derived primarily from investments in foreign rather than domestic U.S securities, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by the International Funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

Investment in complex securities -- The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Capital Loss Carryforwards -- As of December 31, 2002, the Funds had the following capital loss carryforwards available to offset future capital gains through the indicated expiration dates as follows:

--------------------------------------------------------------------------------
Fund                   2006          2007         2008         2009         2010
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity --       --        --                $14,139,027 $2,235,091
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eastern European      $20,327,913   $18,895,462  $4,400,101  3,798,604 3,621,152
--------------------------------------------------------------------------------

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of a Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information -- From time to time, the Funds may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                             6
            Yield = 2[(a-b +1) -1]
                       ---
                       cd

where:

a     =         dividends and interest  earned during the period.
b     =         expenses  accrued for the period  (net of reimbursements).
c     =         the  average  daily  number of shares  outstanding  during  the
                period that were entitled to   receive dividends.
d     =         the  maximum  offering  price  per share on the last day of the period.

A Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by a Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions the fund paid over the same period or the rate of income reported in the Fund's financial statements.


Total Return Performance -- Total return quotations used by the Funds are based on standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of a Fund is calculated according to the following formula:

           n
      P(1+T) = ERV

where:

P     =    a hypothetical initial payment of $1,000
T     =    average annual total return
n     =    number of years (1,5 or 10)
ERV   =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods(or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, each Fund's average annual total return (before taxes) for Class A Shares for the period or years indicated would be:

-----------------------------------------------------------------
                            Periods ended December 31,2002
-----------------------------------------------------------------
-----------------------------------------------------------------
Fund                   One Year  Five-YearsTen-Years Since
                                                     Inception
-----------------------------------------------------------------
-----------------------------------------------------------------
Value Fund (1)          4.83%      11.96%    12.42%  (7.82%)
-----------------------------------------------------------------
-----------------------------------------------------------------
International Equity  (13.21%)      4.02%    (3.07%)  5.06%
Fund (2)
-----------------------------------------------------------------
-----------------------------------------------------------------
Eastern European       13.58%     (11.92%)      N/A   (2.19%)
Equity Fund (3)
-----------------------------------------------------------------

(1) Commencement of operations was March 30, 1990.

(2) Commencement of operations was July 6, 1990.

(3) Commencement of operations was February 15, 1996.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the Class A Shares of each Fund are included in the prospectus. The Class C Shares of each Fund do not yet have a full calendar year of operations. After-tax returns for Class C Shares would be different.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

The Funds may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately each Fund's performance with other measures of investment return. The Funds may quote an aggregate total return figure in comparing each Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australasia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, each Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $1,000 in shares of the applicable Fund and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Funds may also advertise the performance rankings assigned by the various publications and statistical services, including but not limited to, Capital Resource Advisors, Lipper Mutual Performance Analysis, Intersec Research Survey of non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other national or regional publications.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Funds by contacting the Company directly at:

                              VONTOBEL FUNDS, INC.
                          1500 Forest Avenue, Suite 223
                            Richmond, Virginia 23229
                            Telephone: (800) 527-9500
                      e-mail: mail@shareholderservices.com

A prospectus and additional information may also be obtained from our website at www.vontobelfunds.com.

The Annual Report for the fiscal year ended December 31, 2002 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Funds included in the Annual Report have been audited by the Funds' independent auditors, Tait, Weller and Baker, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

[graphics omitted]


VONTOBEL FUNDS, INC.
1500 FOREST AVENUE, SUITE 223
RICHMOND, VA 23229
(800) 527-9500

STATEMENT OF ADDITIONAL INFORMATION

VONTOBEL U.S. VALUE FUND
VONTOBEL INTERNATIONAL EQUITY FUND
EASTERN EUROPEAN EQUITY FUND

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the Vontobel U.S. Value Fund, the Vontobel International Equity Fund and the Vontobel Eastern European Equity Fund dated May 1, 2003. You may obtain the prospectus, free of charge, by writing to Vontobel Funds, Inc., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (800) 527-9500.

The Funds' audited financial statements and notes thereto for the year ended December 31, 2002 and the unqualified report of Tait, Weller & Baker, the Funds' independent auditors, on such financial statements are included in the Funds' Annual Report to Shareholders for the year ended December 31, 2002 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Funds or calling (800) 527-9500.





The date of this SAI is May 1, 2003

                                TABLE OF CONTENTS


                                                                PAGE

General Information...............................................1
Investment Objectives.............................................1
Strategies and Risks..............................................1
Investment Programs...............................................2
Investment Restrictions..........................................13
Management of the Company........................................15
Policies Concerning Personal Investment Activities...............19
Principal Securities Holders.....................................19
Investment Adviser and Advisory Agreement .......................20
Management-Related Services......................................21
Portfolio Transactions...........................................24
Capital Stock and Dividends......................................25
Distribution ....................................................26
Additional Information about Purchases and Sales.................27
Tax Status ......................................................31
Investment Performance...........................................33
Financial Information............................................36

                               GENERAL INFORMATION

Vontobel Funds, Inc. (the "Company") was organized as a Maryland corporation on October 28, 1983. The Company is an open-end, management investment company (commonly known as a "mutual fund"), registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This SAI relates to the Vontobel U.S. Value Fund (the "Value Fund"), the Vontobel International Equity Fund (the "International Equity Fund") and the Vontobel Eastern European Equity Fund (the "Eastern European Equity Fund") (individually, a "Fund"; and, collectively, the Funds"). Each Fund is a separate investment portfolio or series of the Company. The International Equity and Eastern European Equity Funds are "diversified" series," as that term is defined in the 1940 Act. The Value Fund is a "non-diversified" series.

The Funds currently offer three classes of shares. This SAI relates only to one class of the Funds' shares, Class B Shares. Information concerning the Funds' other classes of shares, Class A Shares and Class C Shares, is contained in a separate prospectus and SAI, which can be obtained free of charge by calling the Funds at the number on the cover of this SAI. Class B Shares charge a maximum back-end sales charge of 5%, if redeemed within six years of purchase, with a 12b-1 fee, but converting to Class A Shares eight years after purchase. Each class of shares are substantially the same as they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

The Company was originally named The Commonwealth  Group,  Inc. On December
30, 1988, the Company changed its name to Tyndall-Newport Fund, Inc. On July 10, 1990, the Company again changed its name to Tyndall World Funds, Inc. On April 26, 1991, the Company changed its name from Tyndall World Funds, Inc. to World Funds, Inc. On February 28, 1997, the Company changed its name from World Funds, Inc. to Vontobel Funds, Inc.

              ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

The following information supplements the discussion of each Fund's investment objective and policies. A Fund's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of such Fund. As used in this SAI, "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of each Fund that are not fundamental policies can be changed by the Board of Directors of the Company without shareholder approval.

                              INVESTMENT OBJECTIVES

The Value Fund's investment objective is to achieve long-term capital appreciation. The investment objective of the International Equity Fund and the Eastern European Equity Fund is to achieve capital appreciation.

All investments entail some market and other risks. For instance, there is no assurance that a Fund will achieve its investment objective. You should not rely on an investment in a Fund as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds' prospectus. In seeking to meet its investment objective, each Fund may invest in any type of security whose characteristics are consistent with its investment program described below.

                               INVESTMENT PROGRAMS

Convertible Securities -- Each of the Funds may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, a Fund may have to pay more for a convertible security than the value of the underlying common stock.

Warrants -- Each of the Funds may invest in warrants. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Illiquid Securities -- Each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Debt Securities -- Under normal circumstances, the Value Fund will have at least 65% of its net assets invested in equity securities. The Value Fund may also acquire debt securities and cash equivalents, such as overnight repurchase agreements and short-term U.S. Government securities. In addition, for temporary defensive purposes, the International Equity and Eastern European Equity funds may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. Debt securities include obligations of governments, instrumentalities and corporations. The debt securities in which the Funds may invest will be rated at the time of purchase Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard & Poor's Rating Group ("S&P"), or foreign securities not subject to standard credit ratings, which the investment adviser believes are of comparable quality. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

Strategic Transactions -- Each of the Funds may utilize a variety of investment strategies to hedge various market risks (such as interest rates, currency exchange rates, and broad specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain (strategies described in more detail below). Such strategies are generally accepted as modern portfolio management and are regularly utilized by many mutual funds and institutional investors. Techniques and instruments may change over time as new instruments and strategies develop and regulatory changes occur.

In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as they are in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could also be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lower trading volume and liquidity.

Options -- Each of the Funds may purchase and sell options as described herein.

Put and Call Options -- A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A Fund may purchase a put option on a security to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in market value by giving a Fund the right to sell such instrument at the option exercise price. Such protection is, of course, only provided during the life of the put option when a Fund is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity to profit from a market increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option, or, which it will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply and demand for credit conditions, and the general interest rate environment. The premium received by a Fund for writing covered call options will be recorded as a liability in its statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value ("NAV") per share is computed (close of the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

The premium paid by a Fund when purchasing a put option will be recorded as an asset in its statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's NAV per share is computed (close of the NYSE), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

The purchase of a put option will constitute a short sale for federal tax purposes. The purchase of a put at a time when the substantially identical security held long has not exceeded the long term capital gain holding period could have adverse tax consequences. The holding period of the long position will be cut off so that even if the security held long is delivered to close the put, short term gain will be recognized. If substantially identical securities are purchased to close the put, the holding period of the securities purchased will not begin until the closing date. The holding period of the substantially identical securities not delivered to close the short sale will commence on the closing of the short sale.

A Fund will purchase a call option only to close out a covered call option it has written. It will write a put option only to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or, to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If it cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. A Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by a Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Funds are each authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlement may become available in the future. Index options and Eurocurrency instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options;
(2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. Although not required to do so, the Funds generally expect to enter into OTC options that have cash settlement provisions.

Unless the parties provide otherwise, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the investment adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization (a "NRSRO"). The staff of the U.S. Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a Fund and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its assets in illiquid securities.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge against a decrease in the value of the underlying securities or instruments in its portfolio. The premium may also increase the Fund's income.

The sale of put options can also provide income.

The Funds may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, and Eurocurrency instruments (see "Eurocurrency Instruments" below for a description of such instruments) that are traded in U.S. and foreign securities exchanges and in the over-the-counter markets, and futures contracts. The International Equity Fund and the Eastern European Equity Fund (the "International Funds") may purchase and sell call options on currencies. All calls sold by the International Funds must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

The Funds may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, convertible securities, and Eurocurrency instruments (whether or not a Fund holds the above securities in its portfolio), and futures contracts. A Fund may not purchase or sell futures contracts on individual corporate debt securities. The International Funds may purchase and sell put options on currencies. A Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price. For tax purposes, the purchase of a put is treated as a short sale, which may cut off the holding period for the security. Consequently, the purchase of a put is treated as generating gain on securities held less than three months or short term capital gain (instead of long term) as the case may be.

Options on Securities Indices and Other Financial Indices -- The Funds may also purchase and sell call and put options on securities indices and other financial indices. By doing so, the Funds can achieve many of the same objectives that they would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or any other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures -- The International Funds may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or currency market changes and for risk management purposes. The use of futures for hedging is intended to protect the International Funds from (1) the risk that the value of its portfolio of investments in a foreign market may decline before it can liquidate its interest, or (2) the risk that a foreign market in which it proposes to invest may have significant increases in value before it actually invests in that market. In the first instance, a Fund will sell a future based upon a broad market index which it is believed will move in a manner comparable to the overall value of securities in that market. In the second instance, a Fund will purchase the appropriate index as an "anticipatory" hedge until it can otherwise acquire suitable direct investments in that market. As with the hedging of foreign currencies, the precise matching of financial futures on foreign indices and the value of the cash or portfolio securities being hedged may not have a perfect correlation. The projection of future market movement and the movement of appropriate indices is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Regulatory policies governing the use of such hedging techniques require the International Funds to provide for the deposit of initial margin and the segregation of suitable assets to meet their obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the International Funds, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurocurrency instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The International Funds' use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. The International Funds will use such techniques only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If the International Funds exercise an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

The International Funds will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of such Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions -- The International Funds may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract between the parties, at a specified price. These contracts are traded in the interbank market and conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement or commissions charges. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Currency swaps operate similarly to an interest rate swap (described below). The International Funds may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO, or (except for OTC currency options) are determined to be of equivalent credit quality by the investment adviser.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the International Funds are engaging in proxy hedging (see "Proxy Hedging," below). If the International Funds enter into a currency hedging transaction, they will comply with the asset segregation requirements described below. Cross currency hedges may not be considered "directly related" to the International Funds' principal business of investing in stock or securities (or options and futures thereon), resulting in gains therefrom not qualifying under the "less than 30% of gross income" test of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the International Funds if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges the International Funds have entered into to be rendered useless, resulting in full currency exposure and transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

The International Funds' dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

Transaction Hedging -- Transaction Hedging occurs when a Fund enters into a currency transaction with respect to specific assets or liabilities. These specific assets or liabilities generally arise in connection with the purchase or sale of a Fund's portfolio securities or the receipt of income therefrom. The International Funds may use transaction hedging to preserve the United States dollar price of a security when they enter into a contract for the purchase or sale of a security denominated in a foreign currency. The International Funds will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging -- Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The International Funds may use position hedging when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The International Funds may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The International Funds will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

Cross Hedging -- The International Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the International Funds have or expect to have portfolio exposure.

Proxy Hedging -- To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the International Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and buying U.S. dollars. The amount of the contract would not exceed the value of the International Funds' securities denominated in linked currencies. For example, if the investment adviser considers that the Swedish krona is linked to the euro, the International Fund holds securities denominated in Swedish krona and the investment adviser believes that the value of Swedish krona will decline against the U.S. dollar, the investment adviser may enter into a contract to sell euros and buy U.S. dollars.

Combined Transactions -- The Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction or when the investment adviser believes that it is in a Fund's best interests to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Eurocurrency Instruments -- Each of the International Funds may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The International Funds might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed income instruments are linked.

Segregated and Other Special Accounts -- In addition to other requirements, many transactions require a Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through the ownership of the underlying security, financial instruments or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or segregate liquid high grade assets equal to the excess of the index value over the exercise price industry or other on a current basis. A put option written by a Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price. A currency contract which obligates the International Funds to buy or sell currency will generally require the International Funds to hold an amount of that currency or liquid securities denominated in that currency equal to the International Funds' obligations or to segregate liquid high grade assets equal to the amount of the International Funds' obligation.

OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange-listed options sold by a Fund other than those generally settle with physical delivery, and the Fund will segregate an amount of liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating sufficient liquid assets. Such assets may consist of cash, cash equivalents, liquid debt securities or other liquid assets.

With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each of the International Funds may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the International Funds could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets, if the International Funds held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offered in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, liquid assets equal to any remaining obligation would need to be segregated.

The International Funds' activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Depositary Receipts -- American Depositary Receipts ("ADRs") are receipts typically issued in the U.S. by a bank or trust company evidencing ownership of an underlying foreign security. Each of the International Funds may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Like ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Registered Depositary Certificates ("RDCs") represent receipts for a foreign security. However, they are issued outside of the U.S. The International Funds may also invest in EDRs, GDRs and RDCs.

EDRs, GDRs and RDCs involve risks comparable to ADRs, as well as the fact that they are issued outside of the U.S. Furthermore, RDCs involve risks associated with securities transactions in Russia.

Temporary Defensive Positions -- When the investment adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, each of the Funds may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements. For temporary defensive purposes, the International Funds may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When a Fund is in a temporary defensive position, it is not pursuing its stated investment policies. The investment adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such alternative strategies will be utilized.

U.S. Government Securities -- The Funds may invest in U.S. Government Securities. The term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U.S. Government agencies or U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision.

Repurchase Agreements -- As a means of earning income for periods as short as overnight, the Funds may enter into repurchase agreements that are collateralized by U.S. Government Securities. The Funds may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which the Funds invest. Under a repurchase agreement, a Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by a Fund. The investment adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, a Fund's right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

If the buyer under a repurchase agreement becomes insolvent, a Fund's right to re-acquire its securities may be impaired. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the buyer of the securities before repurchase of the securities under a reverse repurchase agreement, it may encounter delay and incur costs before being able to apply the cash held to purchase replacement securities. Also, the value of such securities may increase before it is able to purchase them.

Portfolio Turnover -- Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for a Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. The Adviser anticipates that the average annual portfolio turnover rate of each of the Funds will be less than 100%. As a result of negative investment performance, there were increased transactions (due to Fund redemptions) in the Value Fund for the fiscal year ended December 31, 2000, which caused the Fund's portfolio turnover to exceed 100%.

Other Investments -- The Board of Directors may, in the future, authorize one or more of the Funds to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Fund's investment objective and that such investment would not violate the Fund's fundamental investment policies or restrictions.
                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions -- The Funds have adopted the following fundamental investment restrictions. The fundamental investment restrictions cannot be changed without approval by the vote of a "majority of the outstanding voting securities" of each Fund.

As a matter of fundamental policy, a Fund will not:

1) Except for the Value Fund, as to 75% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

2) Except for the Value Fund, purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof) if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities of such issuer.

3) Act as an underwriter of securities of other issuers, except that the International Funds may invest up to 10% of the value of its total assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

4) Buy or sell commodities or commodity contracts, provided that the International Funds may utilize not more than 1.00% of its assets for deposits or commissions required to enter into and forward foreign currency contracts for hedging purposes.

5) As to the International Funds, borrow money except for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets. As to the Value Fund, borrow money, except as a temporary measure for extraordinary or emergency purposes, or except in connection with reverse repurchase agreements, provided that the Fund maintains asset coverage of 300% in connection with the issuance of senior securities. Notwithstanding the foregoing, to avoid the untimely disposition of assets to meet redemptions, the Value Fund may borrow up to 33 1/3% of the value of the Value Fund's assets to meet redemptions, provided that the Fund may not make other investments while such borrowings are outstanding.

6) Make loans, except that a Fund may (1) lend portfolio securities; and (2) enter into repurchase agreements secured by U.S. Government securities.

7) Invest more than 25% of a Fund's total assets in securities of one or more issuers having their principal business activities in the same industry. For the purpose of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

8) Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

9) Invest in interests in oil, gas, or other mineral explorations or development programs.

10)   Issue senior securities.

11) Participate on a joint or a joint and several basis in any securities trading account.

12)   Purchase or sell real estate (except that a Fund may invest in:

      (i) securities of companies which deal in real estate or mortgages; and

      (ii) securities secured by real estate or interests therein, and that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities).

13)   Invest in companies for the purpose of exercising control.

14) Purchase securities on margin, except that it may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities.

15)   Engage in short sales.

In applying the fundamental investment policies and restrictions:

(a) Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with a Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

(b) Except with respect to their fundamental limitations with respect to borrowings, the Funds adhere to the percentage restrictions on investment or utilization of assets set forth above at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction.

Non-Fundamental Policies and Restriction -- In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus and elsewhere in the SAI, the Funds will be subject to the following investment restrictions. Theses restrictions are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

As a matter of non-fundamental policy, a Fund may not:

1)    Invest more than 15% of its net assets in illiquid securities.

                            MANAGEMENT OF THE COMPANY

Directors and Officers -- The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders. The Directors are experienced businesspersons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Funds, and review performance. The names, addresses and ages of the Directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The Directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and principal underwriter, and officers of the Company, are noted with an asterisk (*).

=====================================================================
Name, Address     Position(s)     Number Principal          Other
and               Held With       of     Occupation(s)      Directorships
Age               Company and     Funds  During The Past    by
                  Tenure          in     5  Years           Directors
                                  Company                   and
                                  Overseen                  Number
                                                            of
                                                            Funds
                                                            in the
                                                            Complex
                                                            Overseen
---------------------------------------------------------------------
---------------------------------------------------------------------
Interested Directors:
---------------------------------------------------------------------

------------------------------------------------------------------------
John  Pasco,   III Chairman,        3      Mr. Pasco is        The
(1)                Director                Treasurer and       World
1500 Forest        and Treasurer           Director of         Funds,
Avenue, Suite 223  since October,          Commonwealth        Inc.-
Richmond, VA 23229 1983                    Shareholder         7
 (57)                                      Services, Inc.,     Funds;
                                           the Company's       The
                                           Administrator,      World
                                           since 1985;         Insurance
                                           President and       Trust -
                                           Director of         1 Fund
                                           Vontobel Fund
                                           Distributors, a
                                           division of First
                                           Dominion Capital
                                           Corp., the
                                           Company's
                                           Underwriter;
                                           Director and
                                           Shareholder  of
                                           Fund Services
                                           Inc., the
                                           Company's
                                           Transfer  and
                                           Disbursing  Agent,
                                           since 1987; a
                                           shareholder of
                                           Commonwealth Fund
                                           Accounting, Inc.,
                                           which provides
                                           bookkeeping
                                           services;
                                           President and
                                           Treasurer of
                                           Commonwealth
                                           Capital
                                           Management, LLC, a
                                           registered
                                           investment
                                           adviser, since
                                           December, 2002;
                                           and Chairman and
                                           Trustee of World
                                           Insurance Trust, a
                                           registered
                                           investment
                                           company, since
                                           May, 2002.  Mr.
                                           Pasco is also a
                                           certified public
                                           accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
Joseph Mastoloni   Director since  3       Mr. Mastoloni has  The
(2)                February,               served as          World
450 Park Avenue    2001                    Compliance         Insurance
New York, NY 10022                         Officer of         Trust -
(39)                                       Vontobel Asset     1 Fund
                                           Management,
                                           Inc., a
                                           registered
                                           investment
                                           adviser, since
                                           May, 1994 and was
                                           appointed as Vice
                                           President in July
                                           1999; and a
                                           Trustee for World
                                           Insurance Trust,
                                           a registered
                                           investment
                                           adviser, since
                                           May, 2002.
========================================================================

------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd, Jr.   Director since  3       Mr. Boyd is        The
10808 Hob Nail     October,                Manager of the     World
Court              1983                    Customer Services  Funds,
Potomac, MD 20854                          Operations and     Inc.-
                                           Accounting         7 Funds;
(62)                                       Division of the    The
                                           Potomac Electric   World
                                           Power Company      Insurance
                                           since August,      Trust -
                                           1978; a Trustee    1 Fund;
                                           of  World          Satuit
                                           Insurance Trust,   Capital
                                           a registered       Management
                                           investment         Trust -
                                           company, since     1 Fund
                                           May, 2002; and a
                                           Trustee of Satuit
                                           Capital
                                           Management Trust,
                                           a registered
                                           investment
                                           company, since
                                           October, 2002.
                                           Mr. Boyd is also
                                           a certified
                                           public accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
William E. Poist   Director since  3       Mr. Poist has      The
5272 River Road    October,                served as a        World
Bethesda, MD 20816 1983                    financial and tax  Funds,
                                           consultant         Inc.-
(66)                                       through his firm   7 Funds;
                                           Management         The
                                           Consulting for     World
                                           Professionals      Insurance
                                           since 1968; a      Trust -
                                           Trustee of World   1 Fund
                                           Insurance Trust,
                                           a registered
                                           investment
                                           company, since
                                           May, 2002.  Mr.
                                           Poist is also a
                                           certified public
                                           accountant.

------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M. Dickinson  Director since  3       Mr. Dickinson has  The
8704 Berwickshire  July,                   served as          World
Dr.                1987                    President of       Funds,
Richmond, VA 23229                         Alfred J.          Inc.-
                                           Dickinson, Inc.,   7 Funds;
(55)                                       Realtors since     The
                                           April 1971; and a  World
                                           Trustee of World   Insurance
                                           Insurance Trust,   Trust -
                                           a registered       1 Fund
                                           investment
                                           company, since
                                           May, 2002.
------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------
------------------------------------------------------------------------
F. Byron         Secretary     N/A    Mr. Parker has    N/A
Parker, Jr.      since                served as
1500 Forest      October,             Secretary of
Avenue, Suite    1983                 Commonwealth
222                                   Shareholder
Richmond, VA                          Services, Inc.,
23229                                 the Company's
                                      Administrator,
(60)                                  since 1986;
                                      Secretary of
                                      The World Funds,
                                      Inc., a registered
                                      investment company,
                                      since May 1997;
                                      and Secretary of World
                                      Insurance Trust,
                                      a registered investment
                                      company, since May, 2002.
                                      He is also a
                                      Partner in the law
                                      firm Parker and McMakin.
------------------------------------------------------------------------
------------------------------------------------------------------------
Edwin D.           Vice President  N/A     Mr. Walczak has    N/A
Walczak            of the                  served as Senior
450 Park           Company  and            Vice President
Avenue             President of            and Portfolio
New York, NY       the Vontobel            Manager of
10022              U. S. Value             Vontobel Asset
(49)               Fund since              Management, Inc.,
                   March,                  a registered
                   1990                    investment
                                           adviser, since
                                           July 1988.
------------------------------------------------------------------------
------------------------------------------------------------------------
Rajiv Jain         Vice President  N/A     Mr. Jain joined    N/A
450 Park Avenue    of the                  Vontobel Asset
New York, NY       Company   and           Management, Inc.,
10022              President of            a registered
(35)               the Vontobel            investment
                   International           adviser, in
                   Equity Fund             November, 1994 as
                   since April,            an equity
                   2002                    analyst.  He was
                                           appointed Vice
                                           President in January,
                                           1998, First Vice
                                           President in
                                           January, 2000,
                                           Managing Director in
                                           January, 2002 and
                                           Portfolio Manager
                                           in February, 2002.
========================================================================

Guenter Faschang   Vice President  N/A     Mr. Faschang       N/A
450 Park Avenue    of the Company          began his career
New York, NY       and President           in  September
10022              of the                  1995 as a
(30)               Vontobel                registered trader
                   Eastern                 on the floor of
                   European                the Frankfurt
                   Equity Fund             Stock Exchange
                                           with Sputz AG and
                                           Exco-Bierbaum. In
                                           March 1997 he
                                           joined
                                           Investmentbank
                                           Austria, Vienna,
                                           as a Central
                                           European equity
                                           strategist. In
                                           January 1998 Mr.
                                           Faschang moved to
                                           Erste Bank,
                                           Vienna, as a
                                           Central European
                                           equity strategist
                                           and sector
                                           analyst for
                                           Russian oil
                                           stocks, with
                                           responsibility
                                           for organizing
                                           the Erste group's
                                           Central European
                                           research effort.
                                           In March 2000 he
                                           was appointed
                                           manager of
                                           Erste-Sparinvest's
                                           Danubia Fund. In
                                           July 2001 Mr.
                                           Faschang joined
                                           Vontobel Asset
                                           Management AG as
                                           head of Eastern
                                           European equity
                                           management and
                                           research, and was
                                           at the same time
                                           appointed a Vice
                                           President of
                                           Vontobel Asset
                                           Management,
                                           Inc., a
                                           registered
                                           investment
                                           adviser.
========================================================================


(1) Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he owns First Dominion Capital Corp., the principal underwriter of the Company; and (3) he owns or controls the Company's various service providers.
(2) Mr. Mastoloni is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Mastoloni is an interested person because: (1) he is an officer of Vontobel Asset Management, Inc. the investment adviser to the Funds.

Each director holds office for an indefinite term and until the earlier of: the Company's next annual meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each officer holds office at the pleasure of the Board of Directors and serves for a period of one year, or until his successor is duly elected and qualified.

Mr. Pasco, the Chairman of the Board of the Company, is the President and director of Vontobel Fund Distributors, a division of First Dominion Capital Corp., the Company's underwriter. Mr. Mastoloni, a director of the Company, is an officer of Vontobel Asset Management, Inc., the Company's investment adviser. Messrs. Walczak, Jain and Faschang, officers of the Company, are officers of Vontobel Asset Management, Inc., the Company's investment adviser.

The Company has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board of Directors the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Directors. During its most recent fiscal year ended December 31, 2002, the Audit Committee met three times.

The Company has a standing Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During the Company's most recent fiscal year ended December 31, 2002, the Nominating Committee did not meet.

As of December 31, 2002, the directors beneficially owned the following dollar range of equity securities in each Fund as indicated below:

-----------------------------------------------------------------
Name of      Dollar Range of Equity         Aggregate Dollar
Director     Securities in the Fund         Range of Equity
                                            Securities  in  All
                                            Funds of the
                                            Company Overseen
                                            by the Director
-----------------------------------------------------------------
-----------------------------------------------------------------
John   Pasco, None                           None
III
-----------------------------------------------------------------
-----------------------------------------------------------------
Joseph        None                           None
Mastoloni
-----------------------------------------------------------------
-----------------------------------------------------------------
Samuel  Boyd, $1-$10,000 - Value Fund        $10,001-$50,000
Jr.           $1-$10,000 - International
                           Equity Fund
              $1-$10,000 - Eastern  European
                           Equity Fund
-----------------------------------------------------------------
-----------------------------------------------------------------
Paul          $10,001-$50,000 - Value Fund   $10,001-$50,000
Dickinson     $1-$10,000 -      International
                                Equity Fund
              $1-$10,000 -      Eastern  European
                                Equity Fund
-----------------------------------------------------------------
-----------------------------------------------------------------
William Poist $1-$10,000 -      Value Fund        $10,001-$50,000
              $1-$10,000   -    International
                                Equity Fund
              $10,001-$50,000 - Eastern
                                European Equity
                                Fund
-----------------------------------------------------------------


Compensation of Directors -- The Company does not compensate the directors and officers who are officers or employees of any investment adviser to a Fund of the Company. The directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act, receive an annual retainer of $1,000 and a fee of $200 for each meeting of the directors which they attend in person or by telephone. Mr. Parker, Secretary of the Company, received legal fees from the Company for certain legal services provided to the Company. Directors and officers are reimbursed for travel and other out-of-pocket expenses. The Company does not offer any retirement benefits for directors.

-----------------------------------------------------------------
Name   of   Person, Aggregate    Pension     Estimated   Total
Position            Compensation or          Annual      Compensation
                    From the     Retirement  Benefits    from Fund
                    Company      Benefits    Upon        and Fund
                    (1)          Accrued     Retirement  Complex
                                 As Part                 Paid to
                                 of Fund                 Directors(2)
                                 Expenses
-----------------------------------------------------------------
-----------------------------------------------------------------
John  Pasco,   III, N/A        N/A        N/A         N/A
Chairman
-----------------------------------------------------------------
-----------------------------------------------------------------
Joseph   Mastoloni, N/A        N/A        N/A         N/A
Director
-----------------------------------------------------------------
-----------------------------------------------------------------
Samuel  Boyd,  Jr., $6,300     N/A        N/A         $6,300
Director
-----------------------------------------------------------------
-----------------------------------------------------------------
Paul M.  Dickinson, $6,300     N/A        N/A         $6,300
Director
-----------------------------------------------------------------
-----------------------------------------------------------------
William  E.  Poist, $6,300     N/A        N/A         $6,300
Director
-----------------------------------------------------------------

 (1) This amount represents the aggregate amount of compensation paid to the directors for service on the Board of Directors for the Funds' fiscal year ended December 31, 2002.
(1) This amount represents the aggregate amount of compensation paid to the directors by all funds offered by the Company for the fiscal year or period ended December 31, 2002. The Company consisted of a total of three funds as of December 31, 2002.

Approval of the Advisory Agreement

The Board of Directors of the Company most recently re-approved the terms and conditions of the Investment Advisory Agreements between the Company, on behalf of each Fund, and Vontobel Asset Management, Inc. (the "Adviser") at a meeting on November 20, 2002. At the meeting, the directors reviewed the materials provided to the directors in advance of the meeting. These materials included a description of each agreement, information concerning the fees charged for investment advisory services, information on each Fund's expense ratio, performance data for each Fund and their comparable competitors and indices, and information concerning the personnel rendering investment advisory services to the applicable Fund. Each director was also provided with a memorandum discussing the Board's responsibilities in connection with the renewal of these agreement and materials which analyzed each Fund's fees, expenses and performance in comparison to other comparable funds and indices.

The Board discussed the various information provided to them and reviewed the terms and conditions of each agreement. The Board also reviewed the nature, scope and quality of the investment advisory services provided to each Fund. The Board noted that Mr. Mastoloni, a director of the Company, could benefit from the renewal of these agreements due to his affiliation with the Adviser. The Board also discussed the profitability of the Adviser.

Based upon the information provided to them, the Board of Directors concluded that the Adviser had to capabilities, resources and personnel necessary to manage the investments of each Fund. The Board of Directors then decided to continue each agreement for a period of one year commencing January 1, 2003, and concluded that each of the agreements contained terms, including the provisions for fees, that were fair and reasonable to the applicable Fund.

Sales Loads -- No front-end or deferred sales charges are applied to purchase of Fund shares by current or former directors, officers, employees or agents of the Company, the Adviser, FDCC, and by the members of their immediate families. These sales waivers are in place because of the nature of the investor and in recognition of the reduced sales effort required to attract such investments.

              POLICIES CONCERNING PERSONAL INVESTMENT ACTIVITIES

The Fund, investment adviser and principal underwriter have each adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

As of March 31, 2003, the following persons owned of record or beneficially 5% or more of the outstanding voting shares of the following classes of the Funds:

Value  Fund

Charles Schwab Reinvestment, 101 Montgomery Street, San Francisco, CA 94104, 1,475,684.975 outstanding shares (or 38.550%) and Bank Vontobel AG and its affiliates, Bahnhofstrasse #3 CH-8022 Zurich, Switzerland, 341,505.711 outstanding shares (or 8.921%)

International Equity Fund

Charles Schwab Reinvestment, 101 Montgomery Street, San Francisco, CA 94104, 894,947.259 outstanding shares (or 40.845%); Bank Vontobel AG and its affiliates, Bahnhofstrasse #3 CH-8022 Zurich, Switzerland, 200,895.815 outstanding shares (or 9.169%); NFSC for the benefit of EAMCO, P.O. Box 96211, Washington, D.C. 20090-6211, 117,997.058 outstanding shares (or 5.385%).

Eastern European Equity Fund

Charles Schwab Reinvestment, 101 Montgomery Street, San Francisco, CA 94104, 479,612.572 outstanding shares (or 20.653%); Bank Vontobel AG and its affiliates, Bahnhofstrasse #3 CH-8022 Zurich, Switzerland, owned of record 187,877.095 outstanding shares (or 8.090%); and National Investors Services, Corp., for the exclusive benefit of customers, 55 Water Street, 32nd Floor, New York, New York 10041, 263,454.360 outstanding shares (or 11.345%).

Management Ownership

As of March 31, 2003, the directors and officers, as a group, owned less than 1% of the outstanding shares of the Company, its series or classes.

                   INVESTMENT ADVISER AND ADVISORY AGREEMENT

Vontobel Asset Management, Inc., located at 450 Park Avenue, New York, New York 10022, is the investment adviser for each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, (the "Advisers Act"). The Adviser is a wholly owned subsidiary of Vontobel Holding AG, a Swiss bank holding company which is traded on the Swiss Stock Exchange.

The Adviser serves as investment adviser to the Funds pursuant to separate Investment Advisory Agreements with the Company for each Fund (each an "Advisory Agreement"). The Advisory Agreement for each Fund may be renewed annually provided such renewal is approved annually by: 1) the Company's Board of Directors; or 2) by a majority vote of the outstanding voting securities of the Company and a majority of the directors who are not "interested persons" of the Company. The Advisory Agreements will automatically terminate in the event of their "assignment," as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon 60 days' written notice to the other party by: (i) the majority vote of all the directors or by vote of a majority of the outstanding voting securities of the Fund; or (ii) the Adviser.

Under the Advisory Agreement, the Adviser provides each Fund with investment management services, subject to the supervision of the Board of Directors, and with office space, and pays the ordinary and necessary office and clerical expenses relating to investment research, statistical analysis, supervision of the Funds' portfolio and certain other costs. The Adviser also bears the cost of fees, salaries and other remuneration of Company's directors, officers or employees who are officers, directors, or employees of the Adviser. Each Fund is responsible for its other costs and expenses, such as, but not limited to, brokerage fees and commissions in connection with the purchase and sale of securities, legal, auditing, bookkeeping and recordkeeping services, custodian and transfer agency fees and fees and other costs of registration of each Fund's shares for sale under various state and federal securities laws.

As compensation for its service as investment adviser for each of the Funds, the Adviser receives a fee. That fee is payable monthly at an annualized rate that is equal to a percentage of each Fund's average daily net assets. The percentages are set forth below.

Under each Advisory Agreements for the Value Fund and the International Equity Fund, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the first $100 million of average daily net assets and 0.75% on average daily net assets in excess of $100 million. Under the Advisory Agreement for the Eastern European Equity Fund, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.25% on the average daily net assets. The following table shows the total amount of advisory fees that each Fund paid the Adviser for the last three fiscal years.

------------------------------------------------------------------------
Fund                      2000 Fees      2001 Fees       2002 Fees

------------------------------------------------------------------------
------------------------------------------------------------------------
Value Fund                $  616,564     $1,167,082      $876,616
------------------------------------------------------------------------
------------------------------------------------------------------------
International Equity Fund  1,473,957          830,594      361,230
------------------------------------------------------------------------
------------------------------------------------------------------------
Eastern  European  Equity     365,861         196,572      214,305
Fund
------------------------------------------------------------------------

                           MANAGEMENT-RELATED SERVICES

Administration -- Pursuant to the Administrative Services Agreement with the Company (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the administrator of the Funds. CSS supervises all aspects of the operation of the Funds, except those performed by the Adviser. John Pasco III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives asset-based fees, computed daily and paid monthly at annual rates of 0.20% of the average daily net assets of each Fund on the first $500 million and 0.15% on assets in excess of $500 million (which includes regulatory matters, backup of the pricing of shares of each Fund, administrative duties in connection with execution of portfolio trades, and certain services in connection with Fund accounting). CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. The table below shows the total amount of administrative fees that each Fund paid CSS for the last three fiscal years.

------------------------------------------------------------------------

                                         Years Ended December 31,
------------------------------------------------------------------------
------------------------------------------------------------------------
Fund                               2000 Fees   2001 Fees   2002 Fees
------------------------------------------------------------------------
------------------------------------------------------------------------
Value Fund                         $140,916    $258,139    $152,077
------------------------------------------------------------------------
------------------------------------------------------------------------
International Equity Fund            344,506     187,172       80,201
------------------------------------------------------------------------
------------------------------------------------------------------------
Eastern European Equity Fund           77,795      36,796      41,405
------------------------------------------------------------------------

Custodian and Accounting Services -- Pursuant to the Custodian Agreement and Accounting Agency Agreement with the Company, Brown Brothers Harriman & Co. ("BBH"), located at 40 Water Street, Boston Massachusetts, 02109, acts as the custodian of the Funds' securities and cash and as the Funds' accounting services agent. With the consent of the Company, BBH has designated The Depository Trust Company of New York, as its agent to secure a portion of the assets of the International Equity and Eastern European Equity Funds. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the International Equity and Eastern European Equity Funds outside the U.S. Such appointments are subject to appropriate review by the Company's Board of Directors. As the accounting services agent of the Funds, BBH maintains and keeps current the books, accounts, records, journals or other records of original entry relating to each Fund's business.

Transfer Agent -- Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Company's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. John Pasco, III, Chairman of the Board of the Company and an officer and shareholder of CSS (the Administrator of the Funds), owns one-third of the stock of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor -- Vontobel Fund Distributors, a division of First Dominion Capital Corp. (the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor of the Funds' shares pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of the Distributor, and is its President, Treasurer and a director. The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Funds' shares is continuous. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Fund shares as described in the prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Funds, as described in the prospectus and this SAI. As of the date of this SAI, the Funds have not yet offered Class B Shares. Accordingly, the Distributor received no fees for Class B Shares of the Funds for fiscal year end December 31, 2002.

Independent Accountants -- The Company's independent auditors, Tait, Weller & Baker, audit the Company's annual financial statements, assist in the preparation of certain reports to the SEC, and prepares the Company's tax returns. Tait, Weller & Baker is located at 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103.

Plan of Distribution -- The Funds have a Distribution 12b-1 and Service Plan (the ""12b-1 Plan") for their Class B Shares under which it may finance certain activities primarily intended to sell such classes of shares, provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under each 12b-1 Plan were incurred within the preceding 12 months and accrued while such 12b-1 Plan is in effect.

The 12b-1 Plans provide that each Fund will pay a fee to the Distributor at an annual rate of 1.00% of the average daily net assets attributable to a Fund's outstanding Class B Shares. As of the date of this SAI, the Funds have not yet offered Class B Shares. Accordingly, no fees were paid pursuant to the 12b-1 Plans for the fiscal year ended December 31, 2002.

Under the Class B Shares' 12b-1 Plans, payments by the Company (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to such Fund's outstanding Class B Shares, and
(ii) to an institution (a "Service Organization") for shareholder support services may not exceed the annual rates of 0.25% of the average daily net assets attributable to such Fund's outstanding Class B which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under each 12b-1 Plan are subject to Rule 12b-1. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting with respect to Class B Shares or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in Class B Shares; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Class B Shares.

The Company understands that Service Organizations may charge fees to their customers who are the beneficial owners of Class B Shares, in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Company, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class B Shares.

Rule 12b-1 provides, among other things, that an investment Company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plans provide that a report of the amounts expended under the 12b-1 Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. The 12b-1 Plans provide that they may not be amended to increase materially the costs which Class B Shares of such Fund may bear for distribution pursuant to the 12b-1 Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plans or in any related agreements (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Company's Board of Directors have concluded that there is a reasonable likelihood that the 12b-1 Plans will benefit each Fund and holders of Class B Shares. The 12b-1 Plans are subject to annual re-approval by a majority of the 12b-1 Directors and are terminable at any time with respect to each Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the Class B Shares of such Fund. Any agreement entered into pursuant to the 12b-1 Plans with a Service Organization is terminable with respect to such Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the Class B Shares of such Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plans are in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of each Fund's securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the applicable Fund.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where a Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of a Fund's brokerage to persons or firms providing the Adviser with investment recommendations, statistical research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical research or similar services" means (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received, on the basis of transactions for a Fund, may be used by the Adviser for the benefit of other clients, and the Funds may benefit from such transactions effected for the benefit of other clients.

While there is no formula, agreement or undertaking to do so, and when it can be done consistent with the policy of obtaining best price and execution, a Fund may consider sales of its shares as a factor in the selection of brokers to execute portfolio transactions. The Adviser may be authorized, when placing portfolio transactions for a Fund, to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The Board of Directors of the Company have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive (1) a price and execution no less favorable than that available from unaffiliated persons, and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The Board reviews all transactions which have been placed pursuant to those policies and procedures at its Board meetings.

When two or more Funds that are managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each Fund. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the ability of such Fund to participate in volume transactions will be beneficial for the Fund. The Board of Directors of the Company believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

The Funds paid brokerage commissions as follows:

------------------------------------------------------------------------

                                             Years Ended December 31,
------------------------------------------------------------------------
------------------------------------------------------------------------
Fund                                      2000         2001        2002
------------------------------------------------------------------------
------------------------------------------------------------------------
Value Fund                                $314,380     $279,183   $255,623
------------------------------------------------------------------------
------------------------------------------------------------------------
International Equity Fund                  461,911      607,902    455,933
------------------------------------------------------------------------
------------------------------------------------------------------------
Eastern European Equity Fund                49,412       26,129     66,349
------------------------------------------------------------------------

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue 500,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to each Fund, and has further reclassified those shares as follows:
Twenty Million (20,000,000) shares for Class A Shares of each series; Fifteen Million (15,000,000) shares for Class B Shares of each series; and Fifteen Million (15,000,000) shares for Class C Shares of each series.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the prospectuses, shares will be fully paid and non-assessable. Shares of the Funds do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of the Transfer Agent. Each class of shares in the Funds (i.e., Class A, Class B, and Class C Shares) bear pro-rata the same expenses and are entitled equally to each Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, as described below, holders of Class B Shares will bear the expenses of the Distribution 12b-1 and Service Plan applicable to it. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

If they deem it advisable and in the best interests of shareholders, the directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the applicable Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of the Automatic Investment Plan.

Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan -- The Board of Directors have adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Funds represent an equal pro rata interest in the Funds and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Funds may be exchanged for shares of the same class of another Fund; and (iii) each Fund's Class B Shares will convert automatically into Class A Shares of such Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion. At present, each Fund offers Class A Shares charging a maximum front-end sales charge of 5.75%, Class B Shares imposing a back-end sales charge upon the sale of shares within six years of purchase and Class C Shares charging a deferred sales charge if shares are redeemed within two years.

                                  DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Funds that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Funds' shares.

In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). These non-cash concessions are in addition to the sales load described in the prospectus. The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Conversion of Class B Shares to Class A Shares -- Class B Shares of each Fund will automatically convert to Class A Shares of such Fund, based on the relative net asset value per share of the aforementioned classes, eight years after the end of the calendar month in which your Class B Share order was accepted. For the purpose of calculating the holding period required for conversion of Class B Shares, order acceptance shall mean: (1) the date on which such Class B Shares were issued, or (2) for Class B Shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B Shares) the date on which the original Class B Shares were issued. For purposes of conversion of Class B Shares, Class B Shares purchased through the reinvestment of dividends and capital gain distribution paid in respect of Class B Shares, will be held in a separate sub-account. Each time any Class B Shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A Shares, a pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The portion will be determined by the ratio that the shareholder's Class B Shares converting to Class A Shares bears to the shareholder's total Class B Shares not acquired through the reinvestment of dividends and capital gain distributions. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

Whether a Contingent Deferred Sales Charge Applies -- In determining whether a Contingent Deferred Sales Charge ("CDSC") is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing (1) shares acquired by reinvestment of dividends and capital gains distributions,
(2) shares held for over six years, and (3) shares held the longest during the six-year period.

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares -- You may purchase Fund shares directly from the Distributor. You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the applicable Fund. You will also generally have to address your correspondence or questions regarding such Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Funds or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the applicable Fund on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the applicable Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Each Fund reserves the right to reject any purchase order and to suspend the offering of shares of such Fund. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Funds may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares -- Shareholders may exchange their shares for the same class of shares of any other Fund of the Company, provided the shares of such Fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholder sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with such Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until the third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form.

Eligible Benefit Plans -- An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of one or more of the Funds and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares -- You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or
(c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by such Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectus, each Fund offers the following shareholder services:

Regular Account -- The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account. Be sure to specify which class of shares you wish to invest in.

Telephone Transactions -- A shareholder may redeem shares or transfer into another fund if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. Each Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which a Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as a shareholder of record. Cooperation with these procedures helps to protect the account and the Fund involved from unauthorized transactions.

Automatic Investment Plans -- Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into a Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Individual Retirement Account ("IRA") -- All wage earners under 70-1/2, even those who participate in a company sponsored or government retirement plan, may establish their own IRA. You can contribute 100% of your earnings up to $3,000. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. A spouse who does not earn compensation can contribute up to $3,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. A special IRA program is available for corporate employees under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the recordkeeping requirements or establishing and maintaining a corporate retirement plan trust.

If a shareholder has received a distribution from another qualified retirement plan, all or part of that distribution may be rolled over into your Fund IRA. A rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the distribution you can continue to defer federal income taxes on your rollover contribution and on any income that is earned on that contribution.

Roth IRA -- A Roth IRA permits certain taxpayers to make a non-deductible investment of up to $3,000 per year. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. Provided an investor does not withdraw money from his or her Roth IRA for a 5 year period, beginning with the first tax year for which contribution was made, deductions from the investor's Roth IRA would be tax free after the investor reaches the age of 59-1/2. Tax free withdrawals may also be made before reaching the age of 59-1/2 under certain circumstances. Please consult your financial and/or tax professional as to your eligibility to invest in a Roth IRA. An investor may not make a contribution to both a Roth IRA and a regular IRA in any given year. An annual limit of $3,000 applies to contributions to regular and Roth IRAs. For example, if a taxpayer contributes $3,000 to a regular IRA for a year, he or she may not make any contribution to a Roth IRA for that year.

How to Establish Retirements Accounts -- Please call the Company to obtain information regarding the establishment of individual retirement plan accounts. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. A shareholder may wish to consult with an attorney or other tax adviser for specific advice concerning tax status and plans.


                                   TAX STATUS

Distributions and Taxes

Distributions of net investment income -- The Funds receive income generally in the form of dividend income on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or reinvest them in additional shares.

Distribution of capital gains -- The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminated excise or income taxes on the Fund.

Effect of foreign investments on distributions -- Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by a Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as return of capital.

A Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from a Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. A Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Information on the tax character of distributions -- The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxes as a regulated investment company -- Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board of Directors of the Company reserve the right not to maintain the qualifications of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise tax distribution requirements -- To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31st of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares -- Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Fund of the Company, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations -- Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations -- Because the Value Fund's income may include corporate dividends, if the shareholder is a corporation, a percentage of the dividends paid by the Value Fund may qualify for the dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Value Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

Because the income of the International Funds are derived primarily from investments in foreign rather than domestic U.S securities, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by the International Funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

Investment in complex securities -- The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Capital Loss Carryforwards -- As of December 31, 2002, the Funds had the following capital loss carryforwards available to offset future capital gains through the indicated expiration dates as follows:

--------------------------------------------------------------------------------
Fund                   2006          2007         2008         2009         2010
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International Equity --       --        --                $14,139,027 $2,235,091
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eastern European      $20,327,913   $18,895,462  $4,400,101  3,798,604 3,621,152
--------------------------------------------------------------------------------

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of a Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information -- From time to time, the Funds may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                             6
            Yield = 2[(a-b +1) -1]
                       ---
                       cd

where:

a     =         dividends and interest  earned during the period.
b     =         expenses  accrued for the period  (net of reimbursements).
c     =         the  average  daily  number of shares  outstanding  during  the
                period that were entitled to   receive dividends.
d     =         the  maximum  offering  price  per share on the last day of the period.

A Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by a Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions the fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total Return Performance -- Total return quotations used by the Funds are based on standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of a Fund is calculated according to the following formula:

           n
      P(1+T) = ERV

where:

P     =    a hypothetical initial payment of $1,000
T     =    average annual total return
n     =    number of years (1,5 or 10)
ERV   =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods(or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

As of the date of this SAI, the Funds have not yet offered Class B Shares. Accordingly, no performance information is being presented for Class B Shares. Based on the foregoing, each Fund's average annual total return (before taxes) for Class A Shares for the period or years indicated would be:

------------------------------------------------------------------------
                                 Periods ended December 31,2002
------------------------------------------------------------------------
------------------------------------------------------------------------
Fund                      One Year  Five-Years  Ten-Years  Since Inception
------------------------------------------------------------------------
------------------------------------------------------------------------
Value Fund (1)             4.83%     11.96%     12.42%     (7.82%)
------------------------------------------------------------------------
------------------------------------------------------------------------
International Equity     (13.21%)    (3.07%)     5.06%      4.02%
Fund (2)
------------------------------------------------------------------------
------------------------------------------------------------------------
Eastern  European
Equity Fund(3)           13.58%     (11.92%)      N/A      (2.19%)
------------------------------------------------------------------------

(1) Commencement of operations was March 30, 1990.
(2) Commencement of operations was July 6, 1990.
(3) Commencement of operations was February 15, 1996.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the Class A Shares of each Fund are included in the prospectus. The Class B Shares of each Fund have not yet been offered. After-tax returns for Class B Shares would be different.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

The Funds may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately each Fund's performance with other measures of investment return. The Funds may quote an aggregate total return figure in comparing each Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australasia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, each Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $1,000 in shares of the applicable Fund and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Funds may also advertise the performance rankings assigned by the various publications and statistical services, including but not limited to, Capital Resource Advisors, Lipper Mutual Performance Analysis, Intersec Research Survey of non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other national or regional publications.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Funds by contacting the Company directly at:

                              VONTOBEL FUNDS, INC.
                          1500 Forest Avenue, Suite 223
                            Richmond, Virginia 23229
                            Telephone: (800) 527-9500
                      e-mail: mail@shareholderservices.com

A prospectus and additional information may also be obtained from our website at www.vontobelfunds.com.

The Annual Report for the fiscal year ended December 31, 2002 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Funds included in the Annual Report have been audited by the Funds' independent auditors, Tait, Weller and Baker, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

PART C - OTHER INFORMATION


ITEM 23.  EXHIBITS.

(a) ARTICLES OF INCORPORATION.

      1. Articles of Incorporation of Vontobel Funds, Inc., formerly known as The Commonwealth Group, Inc. (the "Registrant"), dated October 26, 1983 as filed with the Maryland Department of Assessments and Taxation (the "State of Maryland") on October 28, 1983 are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A(File Nos. 2-78931 and 811-3551) as filed with the U.S. Securities and Exchange Commission (the "Commission") on April 27, 1999 ("Post Effective Amendment No. 36").

      2. Articles of Merger dated March 9, 1984, as filed with the State of Maryland on April 12, 1984, merging CCI Cash Trust into the Registrant are incorporated herein by reference to Exhibit (a)(2) of Post- Effective Amendment No. 38 (File Nos. 2-78931 and 811-3551) as filed with the Commission on April 30, 2001 ("Post Effective Amendment No. 38").

      3. Articles Supplementary dated October 24, 1984, as filed with the State of Maryland on November 7, 1984, dissolving the Commonwealth Emerging Growth Fund and creating the Nicholson Growth Fund and Newport Far East Fund are incorporated herein by reference to Exhibit
           (a)(2) of Post-Effective Amendment No. 36.

      4. Articles Supplementary dated November 21, 1986, as filed with the State of Maryland on November 24, 1986, creating the Thornton Oriental Income Fund and the Thornton Tiger South East Asian Fund are incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 38.

      5. Articles of Amendment dated December 22, 1986, as filed with the State of Maryland on December 22, 1986, changing the name of the Nicholson Growth Fund to the Newport Global Growth Fund are incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 38.

      6. Articles of Amendment dated December 29, 1988, as filed with the State of Maryland on December 30, 1988, changing the name of the Registrant from The Commonwealth Group, Inc. to Tyndall-Newport Fund, Inc., deleting all references to the Bowser Growth Fund, changing the name of the Newport Far East Fund to the Tyndall-Newport Far East Fund and changing the name of the Newport Global Growth Fund to the Tyndall-Newport Global Growth Fund are incorporated herein by reference to Exhibit (a)(10) of Post-Effective Amendment No. 36.

      7. Articles Supplementary as filed with the State of Maryland on February 28, 1989 dissolving the Thornton Oriental Income Fund and the Thornton Tiger South East Asian Fund and creating the Tyndall-Newport Tiger Fund are incorporated herein by reference to Exhibit (a)(7) of Post-Effective Amendment No. 38.

      8. Articles of Transfer as filed with the State of Maryland on October 2, 1989 transferring the assets of the Cross-Market Opportunity Fund, Inc. to the Registrant's Tyndall-Newport Far East Fund are incorporated herein by reference to Exhibit (a)(8) of Post-Effective Amendment No. 38.

      9. Articles Supplementary dated January 12, 1990, as filed with the State of Maryland on January 24, 1990, creating the Vontobel U.S. Value Fund are incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 36.

      10. Articles of Amendment dated July 8, 1990, as filed with the State of Maryland on July 10, 1990, changing the name of the Registrant from Tyndall-Newport Fund, Inc. to Tyndall World Funds, Inc., changing the name of Tyndall-Newport Tiger Fund to the Tyndall Tiger Fund, changing the name of the Tyndall-Newport Far East Fund to the Tyndall Far East Fund and changing the name of the Tyndall-Newport Global Growth Fund to the T.V. EuroPacific Fund are incorporated herein by reference to Exhibit (a)(10) of Post-Effective Amendment No. 38.

      11. Articles of Amendment dated January 8, 1991, as filed with the State of Maryland on March 5, 1991, reorganizing the Tyndall Far East Fund into the Tyndall Tiger Fund are incorporated herein by reference to Exhibit (a)(11) of Post-Effective Amendment No. 36.

      12. Articles of Amendment dated April 22, 1991, as filed with the State of Maryland on April 26, 1991, changing the name of the Registrant from Tyndall World Funds, Inc. to The World Funds, Inc., changing the name of the Tyndall Tiger Fund to the Newport Tiger Fund and changing the name of the T.V. EuroPacific Fund to the Vontobel EuroPacific Fund are incorporated herein by reference to Exhibit (a)(12) of Post-Effective Amendment No. 38.

      13. Articles Supplementary dated August 27, 1993, as filed with the State of Maryland on October 27, 1993, creating the Vontobel International Bond Fund are incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 36.

      14. Articles Supplementary dated December 2, 1993, as filed with the State of Maryland on December 8, 1993, allocating additional shares to the Newport Tiger Fund are incorporated herein by reference to Exhibit (a)(6) of Post-Effective Amendment No. 36.

      15. Articles Supplementary dated July 7, 1994, as filed with the State of Maryland on August 9, 1994, creating the Sand Hill Portfolio Manager Fund (formerly known as Sand Hill Allocated Growth Fund) are incorporated herein by reference to Exhibit (a)(7) of Post-Effective Amendment No. 36.

      16. Articles of Amendment dated October 12, 1994, as filed with the State of Maryland on October 14, 1994, renaming the Sand Hill Portfolio Manager Fund are incorporated herein by reference to Exhibit
           (a)(12)of Post-Effective Amendment No. 36.

      17. Articles Supplementary dated April 4, 1995, as filed with the State Maryland on May 10, 1995, eliminating the Newport Tiger Fund are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 38.

      18. Articles Supplementary dated November 2, 1995, as filed with the State of Maryland on November 6, 1995, creating the Vontobel Eastern European Equity Fund are incorporated herein by reference to Exhibit
           (a)(18) of Post-Effective Amendment No. 38.

      19. Articles of Amendment dated February 26, 1997, as filed with the State of Maryland on February 28, 1997, changing the name of the Registrant from The World Funds, Inc., to Vontobel Funds, Inc., and changing the name of the Vontobel EuroPacific Fund to the Vontobel International Equity Fund are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 38.

      20. Articles Supplementary dated February 26, 1997, as filed with the State of Maryland on April 22, 1997, creating the Vontobel Emerging Markets Fund and the Vontobel Eastern European Debt Fund are incorporated herein by reference to Exhibit (b)(1)(b) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-78931 and 811-3551) as filed with the Commission on June 3, 1997 ("Post Effective Amendment No. 34").

      21. Articles of Amendment dated May 13, 1997, as filed with the State of Maryland on May 21, 1997, changing the name of the Vontobel Emerging Markets Fund to the Vontobel Emerging Markets Equity Fund are incorporated herein by reference to Exhibit (b)(1)(d) of Post-Effective Amendment No. 34.

      22. Articles Supplementary dated September 4, 1997, as filed with the State of Maryland on September 9, 1997, liquidating the Sand Hill Portfolio Manager Fund are incorporated herein by reference toExhibit
           (a)(12) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos., 2-78931 and 811-3551) as filed with the Commission on April 28, 2000 ("Post Effective Amendment No. 37").

      23. Articles of Amendment dated December 23, 1999, as filed with the State of Maryland on December 27, 1999, changing the name of the Vontobel Emerging Markets Equity Fund to the Vontobel U.S. Equity Fund are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 38.

      24. Articles of Amendment dated January 5, 2000, as filed with the State of Maryland on January 6, 2000, terminating the Vontobel International Bond Fund and changing the name of the Vontobel Eastern European Debt Fund to the Vontobel Greater European Bond Fund are incorporated herein by reference to Exhibit (a)(24) of Post Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-78931 and 811-3551) as filed with the Commission on April 30, 2002 ("Post-Effective Amendment No. 39").

      25. Articles Supplementary as filed with the State of Maryland on January 23, 2001 regarding the termination of the Vontobel Greater European Bond Fund are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 38.

      26. Articles Supplementary as filed with the State of Maryland on February 7, 2002, terminating the Vontobel U.S. Equity Fund are incorporated herein by reference to Exhibit (a)(26) of Post Effective Amendment No. 39.

      27. Articles of Amendment dated June 25, 2002, as filed with the State of Maryland on June 27, 2002 reclassifying existing shares of each of the Vontobel U.S. Value Fund, the Vontobel International Equity Fund and the Vontobel Eastern European Equity Fund to Class A Shares are incorporated herein by reference to Exhibit (a)(27) of Post
           Effective Amendment No. 40.
..

      28. Articles Supplementary dated June 25, 2002, as filed with the State of Maryland on June 27, 2002, creating Class B Shares and Class C Shares of each of the Vontobel U.S. Value Fund, the Vontobel International Equity Fund and the Vontobel Eastern European Equity Fund are incorporated herein by reference to Exhibit (a)(28) of Post Effective Amendment No. 40.
..
(b)   BY-LAWS.

      1. By-Laws of the Registrant dated August 3, 1988 are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 36.

      2.   Amendment to By-Laws is incorporated herein by reference to Exhibit
           (b)(1) of Post-Effective Amendment No. 36.

(c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS.

See Article SIXTH and Article ELEVENTH of the Articles of Incorporation, which are incorporated herein by reference as Exhibit (a)(1) to Post-Effective Amendment No. 36; and Article II, Article III and Article XI of the By-laws, which are incorporated herein by reference as Exhibit (b) of Post-Effective Amendment No. 36.

(d) INVESTMENT ADVISORY CONTRACTS.

      1. Investment Advisory Agreement dated July 14, 1992 between Vontobel Asset Management, Inc. (formerly known as Vontobel USA Inc.) and the Registrant, on behalf of the Vontobel International Equity Fund, is incorporated herein by reference to Exhibit (d)(1) of Post- Effective Amendment No. 38.

      2. Investment Advisory Agreement dated July 14, 1992 between Vontobel Asset Management, Inc. (formerly known as Vontobel USA Inc.) and the Registrant, on behalf of the Vontobel U.S. Value Fund, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 38.

      3. Investment Advisory Agreement dated February 14, 1996 between Vontobel Asset Management, Inc. (formerly known as Vontobel USA Inc.) and the Registrant, on behalf of the Vontobel Eastern European Equity Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 38.

(e) UNDERWRITING CONTRACTS.

      1. Distribution Agreement dated August 18, 1997 between Vontobel Funds, Inc. and First Dominion Capital Corp. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 38.

(f) BONUS OR PROFIT SHARING CONTRACTS.

      Not applicable.

(g) CUSTODIAN AGREEMENTS.

      1. Custodian Agreement November 11, 1998 between Brothers Harriman & Co. and the Registrant is incorporated herein by reference to Exhibit
           (g)(1) of Post-Effective Amendment No. 38.

(h) OTHER MATERIAL CONTRACTS.

      1. Transfer Agency Agreement dated January 1, 2002 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 39.

      2. Administrative Services Agreement dated January 1, 1999 between Commonwealth Shareholder Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 38.

      3. Accounting Agency Agreement dated November 1, 1998 between Brown Brothers Harriman & Co. and the Registrant is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 37.

(i) LEGAL OPINION.

      1. Consent of Greenberg Traurig, LLP

(j) OTHER OPINIONS.

      1. Consent of Tait, Weller & Baker.

(k) OMITTED FINANCIAL STATEMENTS.

      Not applicable.

(l) INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(m) RULE 12b-1 PLAN.

1. Re: Vontobel U.S. Value Fund.

           a. Distribution and Service Plan for Class B shares are incorporated herein by reference to Exhibit (m)(1)(a) of Post Effective Amendment No. 40.
..
           b. Distribution and Service Plan for Class C shares are incorporated herein by reference to Exhibit (m)(1)(b) of Post Effective Amendment No. 40.
..

      2. Re: Vontobel International Equity Fund.

           a. Distribution and Service Plan for Class B shares are incorporated herein by reference to Exhibit (m)(2)(a) of Post Effective Amendment No. 40.
..
           b. Distribution and Service Plan for Class C shares are incorporated herein by reference to Exhibit (m)(2)(b) of Post Effective Amendment No. 40.
..

      3. Re: Vontobel Eastern European Equity Fund.

           a. Distribution and Service Plan for Class B shares are incorporated herein by reference to Exhibit (m)(3)(a) of Post Effective Amendment No. 40.
..
           b. Distribution and Service Plan for Class C shares are incorporated herein by reference to Exhibit (m)(3)(b) of Post Effective Amendment No. 40.
..

(n) RULE 18f-3 PLAN.

1. Re: 18f-3 Multiple Class Plan are incorporated herein by reference to Exhibit
(n)(1) of Post
           Effective Amendment No. 40.

(o) RESERVED.

(p) CODES OF ETHICS.

       1. The Code of Ethics of the Registrant and First Dominion Capital Corp., the underwriter, are incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 37.

      2. The Code of Ethics of the Registrant's adviser, Vontobel Asset Management, Inc., (formerly known as, Vontobel USA Inc.) is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 37.

(q) POWERS OF ATTORNEY.

            1. Samuel Boyd, Jr. is incorporated herein by reference to Exhibit 19(a)(1) of Post-Effective Amendment No. 34.

            2. Paul M. Dickinson is incorporated herein by reference to Exhibit 19(a)(2) of Post-Effective Amendment No. 34.

            3. William E. Poist is incorporated herein by reference to Exhibit 19(a)(3) of Post-Effective Amendment No. 34.

            4. Joseph F. Mastoloni is incorporated herein by reference to Exhibit (q)(4) of Post-Effective Amendment No. 38.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

      None.

ITEM 25.   INDEMNIFICATION.

     Reference is made to Article TWELFTH of the Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (a)(1) to Post-Effective Amendment No. 36. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against
     public   policy  as   expressed   in  the  1933  Act  and  is, therefore,
     unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant is the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

      Vontobel Asset Management, Inc. (formerly known as Vontobel USA Inc.), the investment adviser to the Vontobel U.S. Value Fund, Vontobel International Equity Fund and the Vontobel Eastern European Equity Fund, provides investment advisory services consisting of portfolio management for a variety of individual and institutions and as of December 31, 2002 had approximately $1.3 billion in assets under management.

      For information as to any other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of Vontobel Asset Management, Inc. is or has been at any time during the past two fiscal years, engaged for his own accord or in his capacity of director, officer, employee, partner or trustee, reference is made to its Form ADV (File #801-21953), currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

ITEM 27.  PRINCIPAL UNDERWRITERS.

      (a) First Dominion Capital Corp. ("FDCC") also acts as underwriter to The World Funds, Inc., The World Insurance Trust and Satuit Capital Management Trust.

      (b) The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-33719).

      (c) Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

      The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

      (a) Vontobel Asset Management, Inc., (formerly known as Vontobel USA Inc.) 450 Park Avenue, New York, N.Y. 10022 (records relating to its function as investment adviser).

      (b) Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 (records relating to its functions are custodian and fund accounting services agent).

      (c) Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, VA 23229(records relating to its function as transfer agent).

      (d) Commonwealth Shareholder Services, Inc., 1500 Forest Avenue, Suite 223,Richmond, VA 23229 (records relating to its function as administrator).

      (f) First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, VA 23229 (records relating to its function as underwriter).

ITEM 29.  MANAGEMENT SERVICES.

      Not applicable.

ITEM 30.  UNDERTAKINGS.

      None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 41 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 30th day of April, 2003.

                                               VONTOBEL FUNDS, INC.


                                               By:  /s/ John Pasco, III
                                               John Pasco, III,
                                               Chairman and
                                               Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                                  Title               Date


/s/ John Pasco, III                 Director, Chairman,           April 30, 2003
-------------------                 Chief Executive
John Pasco, III                     Officer and Chief
                                    Financial Officer



*/s/ Joseph F. Mastoloni            Director                      April 30, 2003
------------------------
Joseph Mastoloni

*/s/ Samuel Boyd, Jr.               Director                      April 30, 2003
---------------------
Samuel Boyd, Jr.

*/s/ Paul M. Dickinson              Director                      April 30, 2003
----------------------
Paul M. Dickinson

*/s/ William E. Poist               Director                      April 30, 2003
---------------------
William E. Poist

*By:/s/ John Pasco, III
-----------------------
John Pasco, III
Attorney-in-fact pursuant to Powers-of-Attorney on file.


EXHIBIT NO.     DESCRIPTION


23(i)(1) Consent of Greenberg Traurig, LLP.

23(j)(1) Consent of Tait, Weller and Baker.

                                                                EXHIBIT 23(i)(1)












                               CONSENT OF COUNSEL

      We hereby consent to the use and incorporation by reference in Post-Effective Amendment No. 41 of our firm's opinion and consent of counsel which was filed as Exhibit EX-99.i. to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, of Vontobel Funds, Inc.





                                    GREENBERG TRAURIG, LLP


                                    /s/ Steven M. Felsenstein
                                    Steven M. Felsenstein, a Shareholder


Philadelphia, Pennsylvania
April 30, 2003

                                                                EXHIBIT 23(j)(1)

CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



    We consent to the references to our firm in the Post-Effective Amendment to the Registration Statement on Form N-1A of the Vontobel Funds, Inc. and to the use of our reports each dated February 13, 2003 on the financial statements and financial highlights of Vontobel U.S. Value Fund, Vontobel International Equity Fund, and Vontobel Eastern European Equity Fund, each a series of shares of Vontobel Funds, Inc. Such financial statements, financial highlights and reports of independent certified public accountants appear in the 2002 Annual Report to Shareholders and are incorporated by reference in the Registration Statement and Prospectus.



                                          TAIT, WELLER & BAKER



Philadelphia, Pennsylvania
April 29, 2003